UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4803

                        Oppenheimer Limited Term Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                              (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                      Date of fiscal year end: September 30

           Date of reporting period: October 1, 2003 - March 31, 2004



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  MARCH 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------

PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS AND NOTES--103.6%
------------------------------------------------------------------------------------------------------------------------
 ALABAMA--1.2%
 $  100,000   AL 21st Century Authority Tobacco Settlement          5.250%       12/01/2006  12/01/2006    $    106,138
------------------------------------------------------------------------------------------------------------------------
     10,000   AL HFA (Collateralized Home Mortgage)                 6.100        10/01/2020  04/01/2009 b        10,346
------------------------------------------------------------------------------------------------------------------------
     45,000   AL Higher Education Loan Corp.
              (Student Loan)                                        6.150        09/01/2010  09/01/2004 b        46,405
------------------------------------------------------------------------------------------------------------------------
     40,000   AL Hsg. Finance Authority                             5.750        04/01/2012  04/01/2009 b        42,774
------------------------------------------------------------------------------------------------------------------------
  4,505,000   Bay Minette, AL IDB (B.F. Goodrich)                   6.500        02/15/2009  08/15/2005 b     4,600,731
------------------------------------------------------------------------------------------------------------------------
     30,000   Birmingham, AL Private Educational Building
              Authority (Birmingham-Southern College)               6.000        12/01/2021  06/01/2008 b        30,740
------------------------------------------------------------------------------------------------------------------------
     20,000   Courtland, AL IDB
              (Champion International Corp.)                        5.750        11/01/2027  11/01/2009 b        20,342
------------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International Corp.)                        5.900        02/01/2017  02/01/2006 b        15,338
------------------------------------------------------------------------------------------------------------------------
  2,000,000   Courtland, AL IDB
              (Champion International Corp.)                        6.150        06/01/2019  06/01/2007 b     2,103,940
------------------------------------------------------------------------------------------------------------------------
     15,000   Courtland, AL IDB
              (Champion International Corp.)                        6.500        09/01/2025  09/01/2007 b        15,886
------------------------------------------------------------------------------------------------------------------------
    890,000   Courtland, AL IDB
              (Champion International Corp.), Series A              6.375        03/01/2029  03/01/2005 b       901,526
------------------------------------------------------------------------------------------------------------------------
      5,000   Huntsville, AL IDB (Coltec Industries)                9.875        10/01/2010  10/01/2004 b         5,016
------------------------------------------------------------------------------------------------------------------------
     30,000   Jasper, AL Medical Clinic Board
              (Walker Regional Medical Center)                      6.400        07/01/2011  07/01/2004 b        30,181
------------------------------------------------------------------------------------------------------------------------
     45,000   Montgomery, AL Medical Clinic
              Board Health Care                                     7.000        03/01/2015  09/01/2004 b        45,107
------------------------------------------------------------------------------------------------------------------------
    370,000   Montgomery, AL Medical Clinic
              Board Health Care                                     7.375        03/01/2006  12/01/2005 b       371,180
------------------------------------------------------------------------------------------------------------------------
    775,000   Tuskugee, AL GO                                       7.000        01/01/2021  01/01/2006 b       791,182
                                                                                                           -------------
                                                                                                              9,136,832

------------------------------------------------------------------------------------------------------------------------
 ALASKA--0.2%
     10,000   AK HFC (Veterans Homes), Series B-2                   6.700        12/01/2025  06/01/2004 b        10,017
------------------------------------------------------------------------------------------------------------------------
     30,000   AK HFC, Series A                                      5.875        12/01/2030  12/01/2007 b        31,350
------------------------------------------------------------------------------------------------------------------------
  1,460,000   AK Northern Tobacco Securitization Corp.
              (TASC)                                                5.500        06/01/2029  02/24/2014 c     1,289,165
                                                                                                           -------------
                                                                                                              1,330,532

------------------------------------------------------------------------------------------------------------------------
 ARIZONA--0.9%
     15,000   AZ COP, Series 1                                      5.900        08/01/2008  08/01/2004 b        15,208
------------------------------------------------------------------------------------------------------------------------
     10,000   AZ COP, Series 4                                      5.500        08/01/2019  08/01/2004 b        10,231
------------------------------------------------------------------------------------------------------------------------
     10,000   Glendale, AZ Improvement District No. 57              6.000        01/01/2011  10/01/2004 b        10,157
------------------------------------------------------------------------------------------------------------------------
  1,870,000   Maricopa County, AZ IDA
              (Christian Care Mesa II)                              6.000        01/01/2014  07/01/2011 g     1,875,273
------------------------------------------------------------------------------------------------------------------------
    100,000   Maricopa County, AZ IDA
              (Sun King Apartments)                                 5.875        11/01/2008  08/12/2007 c        94,637

                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 ARIZONA Continued
$ 4,525,000   Phoenix, AZ IDA
              (Christian Care Retirement Apartments)                6.500%       01/01/2026  07/01/2008 b  $  4,658,397
------------------------------------------------------------------------------------------------------------------------
     15,000   Pima County, AZ Junior College District               7.000        07/01/2009  07/01/2004 b        15,571
                                                                                                           -------------
                                                                                                              6,679,474

------------------------------------------------------------------------------------------------------------------------
 ARKANSAS--0.1%
     15,000   AR DFA, Series B                                      5.800        01/01/2023  07/01/2007 b        15,652
------------------------------------------------------------------------------------------------------------------------
     25,000   Independence County, AR Pollution Control
              (Arkansas Power & Light Company)                      6.250        01/01/2021  07/01/2005 b        25,343
------------------------------------------------------------------------------------------------------------------------
     40,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)                      6.300        12/01/2016  06/01/2004 b        41,125
------------------------------------------------------------------------------------------------------------------------
     25,000   Pope County, AR Pollution Control
              (Arkansas Power & Light Company)                      6.300        11/01/2020  05/01/2004 b        25,0230
------------------------------------------------------------------------------------------------------------------------
    875,000   Warren, AR Solid Waste Disposal
              (Potlatch Corp.)                                      7.500        08/01/2013  08/01/2004 b       876,006
                                                                                                           -------------
                                                                                                                983,149

------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA--8.3%
  1,000,000   CA CDA (East Valley Tourist)                         11.000        10/01/2020  03/01/2007 g     1,006,190
------------------------------------------------------------------------------------------------------------------------
    895,000   CA County Tobacco Securitization
              Agency (TASC)                                         5.500        06/01/2033  07/15/2013 c       799,333
------------------------------------------------------------------------------------------------------------------------
  3,220,000   CA County Tobacco Securitization
              Agency (TASC)                                         5.750        06/01/2029  12/01/2012 c     2,995,663
------------------------------------------------------------------------------------------------------------------------
    105,000   CA County Tobacco Securitization
              Agency (TASC)                                         5.750        06/01/2030  06/04/2012 c        97,568
------------------------------------------------------------------------------------------------------------------------
  1,410,000   CA EFA (Loyola)                                       6.000        10/01/2014  10/01/2004 b     1,447,436
------------------------------------------------------------------------------------------------------------------------
 20,635,000   CA Golden State Tobacco Securitization Corp.          6.250        06/01/2033  09/11/2012 c    20,400,793
------------------------------------------------------------------------------------------------------------------------
    100,000   CA Golden State Tobacco Securitization Corp.          7.900        06/01/2042  06/01/2013 b       110,597
------------------------------------------------------------------------------------------------------------------------
  2,665,000   CA Golden State Tobacco Securitization
              Corp. RITES i                                        13.623 r      06/01/2022  06/01/2008 b     3,204,503
------------------------------------------------------------------------------------------------------------------------
  3,830,000   CA Golden State Tobacco Securitization
              Corp. RITES i                                        13.623 r      06/01/2023  06/01/2008 b     4,559,960
------------------------------------------------------------------------------------------------------------------------
     60,000   CA Loan Purchasing Finance Authority                  5.600        10/01/2014  10/01/2004 b        60,796
------------------------------------------------------------------------------------------------------------------------
  1,145,000   CA Public Works
              (Dept. of Corrections-State Prison)                   5.500        06/01/2019  06/01/2004 b     1,173,659
------------------------------------------------------------------------------------------------------------------------
  3,200,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center) INFLOS i                9.451 r      11/01/2015  11/01/2005 b     3,333,856
------------------------------------------------------------------------------------------------------------------------
    100,000   CA Statewide CDA COP
              (Cedars-Sinai Medical Center) PARS & INFLOS           5.400 v      11/01/2015  11/01/2005 b       102,101
------------------------------------------------------------------------------------------------------------------------
    800,000   Coalinga, CA Regional Medical Center COP              5.000        09/01/2014  02/03/2010 c       784,888
------------------------------------------------------------------------------------------------------------------------
     15,000   Fresno, CA Unified School District                    5.875        08/01/2020  08/01/2004 b        15,509
------------------------------------------------------------------------------------------------------------------------
     30,000   Garden Grove, CA COP
              (Bahia Village/Emerald Isle)                          5.700        08/01/2023  08/01/2004 b        30,697
------------------------------------------------------------------------------------------------------------------------
     20,000   Lancaster, CA Redevel. Agency Tax Allocation          5.700        08/01/2023  08/01/2004 b        20,460

                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 CALIFORNIA Continued
 $   50,000   Long Beach, CA Harbor                                 5.125%       05/15/2013  05/15/2004 b  $     50,718
------------------------------------------------------------------------------------------------------------------------
  1,820,000   Northern CA Tobacco Securitization
              Authority (TASC), Series A                            5.250        06/01/2031  05/29/2014 c     1,575,920
------------------------------------------------------------------------------------------------------------------------
    250,000   Northern CA Tobacco Securitization
              Authority (TASC), Series B                            5.000        06/01/2028  04/28/2010 c       225,205
------------------------------------------------------------------------------------------------------------------------
  2,800,000   Novato, CA Special Tax Community
              Facilities District No. 1                             7.250        08/01/2021  08/01/2004 b     2,895,592
------------------------------------------------------------------------------------------------------------------------
  1,800,000   Oakland, CA GO                                        6.000        06/15/2022  06/15/2004 b     1,848,780
------------------------------------------------------------------------------------------------------------------------
     90,000   Pleasanton, CA Joint Powers
              Financing Authority, Series A                         6.200        09/02/2017  09/02/2004 b        91,949
------------------------------------------------------------------------------------------------------------------------
    500,000   Sacramento, CA Cogeneration Authority
              (Proctor & Gamble)                                    6.375        07/01/2010  07/01/2005 b       527,765
------------------------------------------------------------------------------------------------------------------------
     70,000   San Francisco, CA City & County Airports
              Commission, Series 6                                  6.250        05/01/2012  05/01/2004 b        71,649
------------------------------------------------------------------------------------------------------------------------
    500,000   San Francisco, CA City & County Airports
              Commission, Series A                                  6.500        05/01/2024  05/01/2004 b       511,955
------------------------------------------------------------------------------------------------------------------------
     50,000   San Francisco, CA, City & County
              Airports Commission                                   6.500        05/01/2018  05/01/2004 b        51,196
------------------------------------------------------------------------------------------------------------------------
     25,000   San Gabriel Valley, CA Schools Financing
              Authority (Pomona Unified School District)            5.800        02/01/2019  08/01/2004 b        25,786
------------------------------------------------------------------------------------------------------------------------
    100,000   Santa Rosa, CA High School District                   5.700        05/01/2009  05/01/2004 b       102,350
------------------------------------------------------------------------------------------------------------------------
  6,000,000   Santa Rosa, CA Rancheria Tachi Yokut
              Tribe Enterprise                                      6.125        03/01/2013  04/06/2011 c     6,052,920
------------------------------------------------------------------------------------------------------------------------
  6,060,000   Southern CA Tobacco Securitization
              Authority (TASC)                                      5.500        06/01/2036  08/18/2014 c     5,390,734
------------------------------------------------------------------------------------------------------------------------
  2,400,000   Southern CA Tobacco Securitization
              Authority (TASC)                                      5.625        06/01/2043  12/01/2019 c     2,062,752
------------------------------------------------------------------------------------------------------------------------
     30,000   Torrance, CA Water, Series A                          6.300        03/01/2014  09/01/2004 b        30,720
                                                                                                           -------------
                                                                                                             61,660,000

------------------------------------------------------------------------------------------------------------------------
 COLORADO--1.9%
  1,825,000   Adams County, CO Hsg. Authority
              (Aztec Villa Apts.)                                   5.850        12/01/2027  12/01/2007 b     1,909,826
------------------------------------------------------------------------------------------------------------------------
     30,000   Adams County, CO Pollution Control,
              Series A                                              5.875        04/01/2014  10/01/2004 b        30,111
------------------------------------------------------------------------------------------------------------------------
     20,000   Arapahoe County, CO School District GO                6.350        12/01/2004  12/01/2004          20,184
------------------------------------------------------------------------------------------------------------------------
     90,000   CO Health Facilities Authority
              (Northern Colorado Medical Center)                    6.000        05/15/2020  05/15/2004 b        92,102
------------------------------------------------------------------------------------------------------------------------
     12,000   CO Hsg. & Finance Authority, Series A                 7.400        11/01/2027  05/01/2004 g        12,065
------------------------------------------------------------------------------------------------------------------------
    325,000   CO Hsg. & Finance Authority, Series B1                7.900        12/01/2025  07/01/2004 g       331,097
------------------------------------------------------------------------------------------------------------------------
    455,000   CO Hsg. & Finance Authority, Series C-2               6.875        11/01/2028  03/01/2005 g       463,672
------------------------------------------------------------------------------------------------------------------------
     20,000   Denver, CO City & County Airport                      5.600        11/15/2020  11/15/2006 b        21,452
------------------------------------------------------------------------------------------------------------------------
     20,000   Denver, CO City & County Airport                      5.600        11/15/2025  11/15/2005 b        21,074
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES i             10.450 r      11/15/2014  11/15/2010 b     1,286,210
------------------------------------------------------------------------------------------------------------------------

                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 COLORADO Continued
 $1,500,000   Denver, CO City & County Airport RITES i             10.450% r     11/15/2015  11/15/2010 b  $  1,904,475
------------------------------------------------------------------------------------------------------------------------
  1,500,000   Denver, CO City & County Airport RITES               10.450 r      11/15/2016  11/15/2010 b     1,893,150
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Denver, CO City & County Airport RITES               10.450 r      11/15/2018  11/15/2010 b     1,245,700
------------------------------------------------------------------------------------------------------------------------
  4,910,000   Denver, CO City & County Airport, Series A            7.500        11/15/2023  11/15/2004 b     5,171,016
                                                                                                           -------------
                                                                                                             14,402,134

------------------------------------------------------------------------------------------------------------------------
 CONNECTICUT--0.3%
     70,000   CT Airport                                            7.650        10/01/2012  10/01/2004 b        72,052
------------------------------------------------------------------------------------------------------------------------
    105,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Corp.)                          5.500        06/01/2028  06/01/2004 b       107,378
------------------------------------------------------------------------------------------------------------------------
    125,000   CT Devel. Authority Water Facilities
              (Bridgeport Hydraulic Corp.)                          5.600        06/01/2028  06/01/2005 b       127,818
------------------------------------------------------------------------------------------------------------------------
    275,000   CT Devel. Authority Water Facilities
              (CT Water Company)                                    5.750        07/01/2028  07/01/2004 b       275,756
------------------------------------------------------------------------------------------------------------------------
    410,000   CT H&EFA (New Britain General Hospital),
              Series B                                              6.000        07/01/2024  07/01/2004 b       422,124
------------------------------------------------------------------------------------------------------------------------
    105,000   CT H&EFA (Newington Childrens Hospital)               6.100        07/01/2011  07/01/2004 b       108,254
------------------------------------------------------------------------------------------------------------------------
     70,000   CT H&EFA (Newington Childrens Hospital)               6.300        07/01/2021  07/01/2004 b        72,184
------------------------------------------------------------------------------------------------------------------------
     30,000   CT H&EFA, Series E                                    6.500        07/01/2014  07/01/2004 b        30,899
------------------------------------------------------------------------------------------------------------------------
     45,000   CT HFA                                                6.000        11/15/2027  11/15/2008 b        47,233
------------------------------------------------------------------------------------------------------------------------
     35,000   CT Resource Recovery Authority
              (Browning-Ferris Industries)                          6.450        11/15/2022  11/15/2006 b        35,544
------------------------------------------------------------------------------------------------------------------------
     45,000   Hartford, CT Redevel. Agency (Underwood)             10.000        02/01/2025  08/01/2004 b        48,533
------------------------------------------------------------------------------------------------------------------------
    600,000   Mashantucket, CT Western Pequot Tribe,
              Series B                                              5.600        09/01/2009  09/01/2007 b       657,930
                                                                                                           -------------
                                                                                                              2,005,705

------------------------------------------------------------------------------------------------------------------------
 DELAWARE--0.2%
  1,080,000   DE EDA (Student Hsg.-University Courtyard)            5.750        08/01/2014  08/01/2010 b     1,196,035
------------------------------------------------------------------------------------------------------------------------
     25,000   DE Hsg. Authority (Multifamily Mtg.)                  7.375        01/01/2015  01/01/2005 b        25,296
                                                                                                           -------------
                                                                                                              1,221,331

------------------------------------------------------------------------------------------------------------------------
 DISTRICT OF COLUMBIA--0.0%
     25,000   Metropolitan Washington D.C. Airport
              Authority, Series A                                   5.500        10/01/2024  10/01/2004 b        25,365
------------------------------------------------------------------------------------------------------------------------
    100,000   Metropolitan Washington D.C. Airport
              Authority, Series A                                   5.750        10/01/2021  10/01/2004 b       103,661
------------------------------------------------------------------------------------------------------------------------
     35,000   Metropolitan Washington D.C. Airport
              Authority, Series B                                   5.500        10/01/2023  10/01/2007 b        36,335
                                                                                                           -------------
                                                                                                                165,361

------------------------------------------------------------------------------------------------------------------------
 FLORIDA--7.1%
    330,000   Brevard County, FL Hsg. Finance Authority
              (Single Family Mtg.)                                  6.700        09/01/2027  09/01/2004 b       338,907
------------------------------------------------------------------------------------------------------------------------
     35,000   Brevard County, FL Industrial Devel.
              (The Kroger Company)                                  7.250        01/01/2009  07/01/2004 b        36,404

                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 FLORIDA Continued
 $  110,000   Brevard, FL IDR (NUI Corp.)                           6.400%       10/01/2024  10/01/2004 b  $    114,697
------------------------------------------------------------------------------------------------------------------------
    335,000   Clay County, FL Hsg. Finance Authority
              (Single Family Mtg.)                                  6.550        03/01/2028  07/15/2004 g       343,047
------------------------------------------------------------------------------------------------------------------------
    100,000   Collier County, FL Health Facilities Authority
              (The Moorings, Inc.)                                  7.000        12/01/2019  12/01/2004 b       105,265
------------------------------------------------------------------------------------------------------------------------
  2,300,000   Concorde Estates, FL Community
              Devel. District                                       5.000        05/01/2011  05/01/2007 c     2,280,312
------------------------------------------------------------------------------------------------------------------------
     65,000   Dade County, FL Aviation
              (Miami International Airport)                         5.750        10/01/2026  10/01/2008 b        69,562
------------------------------------------------------------------------------------------------------------------------
    125,000   Dade County, FL Aviation
              (Miami International Airport)                         6.000        10/01/2024  10/01/2005 b       134,051
------------------------------------------------------------------------------------------------------------------------
     20,000   Dade County, FL Health Facilities Authority
              (Baptist Hospital of Miami)                           5.250        05/15/2013  05/15/2004 b        20,259
------------------------------------------------------------------------------------------------------------------------
     20,000   Dade County, FL HFA
              (Lincoln Fields Apartments)                           6.250        07/01/2024  07/01/2004 b        20,074
------------------------------------------------------------------------------------------------------------------------
     20,000   Edgewater, FL Water & Sewer                           5.500        10/01/2021  10/01/2004 b        20,455
------------------------------------------------------------------------------------------------------------------------
     30,000   Escambia County, FL HFA (Multi-County)                6.400        10/01/2030  04/01/2010 b        31,145
------------------------------------------------------------------------------------------------------------------------
     20,000   Escambia County, FL Pollution Control
              (Champion International Corp.)                        5.875        06/01/2022  12/01/2005 b        20,264
------------------------------------------------------------------------------------------------------------------------
     75,000   Escambia County, FL Pollution Control
              (Champion International Corp.)                        6.400        09/01/2030  09/01/2006 b        78,918
------------------------------------------------------------------------------------------------------------------------
  3,585,000   Escambia County, FL Pollution Control
              (Champion International Corp.)                        6.900        08/01/2022  08/01/2004 b     3,710,081
------------------------------------------------------------------------------------------------------------------------
     25,000   FL Agriculture & Mechanical University
              (Student Apts.)                                       5.625        07/01/2021  07/01/2006 b        27,041
------------------------------------------------------------------------------------------------------------------------
  9,805,000   FL Gateway Services Community Devel.
              District Special Assessment (Sun City Center)         5.500        05/01/2010  08/15/2005 c     9,832,062
------------------------------------------------------------------------------------------------------------------------
     15,000   FL HFA (Holly Cove Apartments)                        6.250        10/01/2035  10/01/2005 b        15,571
------------------------------------------------------------------------------------------------------------------------
     20,000   FL HFA (Mariner Club Apartments), Series K-1          6.375        09/01/2036  09/01/2008 b        21,002
------------------------------------------------------------------------------------------------------------------------
    480,000   FL HFA (Multifamily Hsg.), Series I                   6.500        07/01/2016  04/19/2013 c       441,178
------------------------------------------------------------------------------------------------------------------------
    620,000   FL HFA (Multifamily Hsg.), Series I                   6.625        07/01/2028  07/09/2023 c       528,073
------------------------------------------------------------------------------------------------------------------------
      5,000   FL HFA (Single Family Hsg.), Series A                 6.650        01/01/2024  01/01/2005 b         5,166
------------------------------------------------------------------------------------------------------------------------
     50,000   FL HFA (Single Family Hsg.), Series B                 5.875        01/01/2027  01/01/2006 b        50,989
------------------------------------------------------------------------------------------------------------------------
    270,000   FL HFA (Single Family Hsg.), Series B                 6.650        07/01/2026  07/01/2004 b       276,386
------------------------------------------------------------------------------------------------------------------------
     25,000   FL HFA (Single Family Mtg.)                           5.750        07/01/2027  01/01/2005 b        25,474
------------------------------------------------------------------------------------------------------------------------
     15,000   FL HFA (Windchase Apartments), Series C               5.900        12/01/2027  06/01/2007 b        15,740
------------------------------------------------------------------------------------------------------------------------
     35,000   FL HFC                                                5.900        07/01/2021  07/01/2009 b        37,246
------------------------------------------------------------------------------------------------------------------------
     30,000   FL HFC (Winterlakes Sanctuary), Series H-1            6.000        09/01/2032  09/01/2009 b        32,117
------------------------------------------------------------------------------------------------------------------------
    300,000   FL Mid-Bay Bridge Authority, Series A                 6.100        10/01/2022  10/01/2004 b       302,778
------------------------------------------------------------------------------------------------------------------------
  3,000,000   FL Village Community Devel. District No. 5
              Special Assessment, Series B                          5.000        05/01/2008  07/01/2005 c     3,009,210
------------------------------------------------------------------------------------------------------------------------
     80,000   Hillsborough County, FL IDA
              (University Community Hospital)                       5.800        08/15/2024  08/15/2004 b        82,670

                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 FLORIDA Continued
 $   50,000   Jacksonville, FL Port Authority                       5.625%       11/01/2018  11/01/2008 b  $     54,634
------------------------------------------------------------------------------------------------------------------------
     15,000   Jacksonville, FL Water & Sewage
              (United Waterworks)                                   6.350        08/01/2025  08/01/2005 b        16,117
------------------------------------------------------------------------------------------------------------------------
     25,000   Lakeland, FL Light & Water                            5.750        10/01/2019  10/01/2004 b        27,372
------------------------------------------------------------------------------------------------------------------------
      5,000   Manatee County, FL HFA, Series A                      9.125        06/01/2016  06/01/2004 b         5,071
------------------------------------------------------------------------------------------------------------------------
 10,125,000   Martin County, FL IDA
              (Indiantown Cogeneration)                             7.875        12/15/2025  12/15/2004 b    10,475,224
------------------------------------------------------------------------------------------------------------------------
     85,000   Miami, FL Community Redevel.
              (Southeast Overtown/Park West)                        8.500        10/01/2015  10/01/2004 b        85,273
------------------------------------------------------------------------------------------------------------------------
  3,500,000   Miami, FL Health Facilities Authority
              (Mercy Hospital) IRS                                  9.290 r      08/15/2015  08/15/2004 b     3,712,065
------------------------------------------------------------------------------------------------------------------------
    560,000   Miami, FL Sports & Exhibit Authority, Series A        6.150        10/01/2020  10/01/2004 b       567,610
------------------------------------------------------------------------------------------------------------------------
     40,000   North Palm Beach Heights, FL Water
              Control District, Series A                            6.500        10/01/2012  10/01/2004 b        40,567
------------------------------------------------------------------------------------------------------------------------
    455,000   Oakland, FL Charter School                            6.950        12/01/2015  05/01/2011 c       457,648
------------------------------------------------------------------------------------------------------------------------
    100,000   Pinellas County, FL Health Facilities
              Authority (Bayfront Obligated Group)                  5.600        07/01/2023  07/01/2004 b       102,277
------------------------------------------------------------------------------------------------------------------------
  4,835,000   Pinellas County, FL HFA (Oaks of Clearwater)          6.375        06/01/2019  12/01/2013 b     4,967,092
------------------------------------------------------------------------------------------------------------------------
     30,000   Pinellas County, FL HFA, Series A                     6.000        04/01/2029  04/01/2008 b        31,277
------------------------------------------------------------------------------------------------------------------------
     90,000   Pinellas County, FL HFA, Series A                     6.550        08/01/2027  08/01/2004 b        92,268
------------------------------------------------------------------------------------------------------------------------
  2,500,000   Reunion, FL East Community Devel.
              District Special Assessment                           5.200        11/01/2007  05/01/2005 c     2,507,575
------------------------------------------------------------------------------------------------------------------------
    210,000   Santa Rosa Bay, FL Bridge Authority                   6.250        07/01/2028  07/01/2006 b       218,047
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Sumter Landing, FL Community Devel.
              District Special Assessment                           6.250        05/01/2013  05/01/2009 c     1,019,000
------------------------------------------------------------------------------------------------------------------------
  6,000,000   Volusia County, FL EFA
              (Emery-Riddle Aeronautical University)                6.125        10/15/2026  10/15/2008 b     6,088,560
------------------------------------------------------------------------------------------------------------------------
     40,000   Volusia County, FL Health Facilities
              Authority (Memorial Health Systems)                   5.750        11/15/2020  11/15/2004 b        41,676
------------------------------------------------------------------------------------------------------------------------
     25,000   Wilton Manors, FL Water & Sewage                      5.500        10/01/2012  10/01/2004 b        25,493
                                                                                                           -------------
                                                                                                             52,560,990

------------------------------------------------------------------------------------------------------------------------
 GEORGIA--0.5%
     15,000   Augusta, GA Hsg. Rehabilitation Agency
              (Bon Air)                                             7.500        03/01/2014  03/01/2006 b        15,174
------------------------------------------------------------------------------------------------------------------------
     45,000   Burke County, GA Devel. Authority
              (Georgia Power Company)                               5.450        05/01/2034  05/01/2006 b        45,744
------------------------------------------------------------------------------------------------------------------------
  2,100,000   Cobb County, GA Devel. Authority
              (Boise Cascade Corp.)                                 7.000        09/01/2014  09/01/2006 b     2,150,484
------------------------------------------------------------------------------------------------------------------------
     20,000   Fulton County, GA Hsg. Authority                      6.550        03/01/2018  03/01/2005 b        20,444
------------------------------------------------------------------------------------------------------------------------
     40,000   GA Hsg. & Finance Authority
              (Home Ownership Program)                              6.600        06/01/2025  06/29/2006 b        40,828
------------------------------------------------------------------------------------------------------------------------
     85,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series A                        5.250        12/01/2020  12/01/2005 b        86,301

                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 GEORGIA Continued
 $   35,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series B-2                      6.100%       06/01/2031  11/01/2009 b  $     37,176
------------------------------------------------------------------------------------------------------------------------
     20,000   GA Hsg. & Finance Authority
              (Single Family Mtg.), Series C2                       5.800        12/01/2026  12/01/2009 b        21,252
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Rockdale County, GA Devel. Authority
              (Visy Paper)                                          7.500        01/01/2026  01/01/2006 b     1,003,470
------------------------------------------------------------------------------------------------------------------------
     10,000   Rome, GA New Public Housing Authority                 5.750        11/01/2010  05/01/2004 b        11,459
------------------------------------------------------------------------------------------------------------------------
     15,000   Roswell, GA Hsg. Authority
              (Liberty Wood Creek Apartments)                       5.700        03/01/2024  09/01/2004 b        15,295
------------------------------------------------------------------------------------------------------------------------
    100,000   Savannah, GA EDA
              (University Financing Foundation)                     6.750        11/15/2031  11/15/2010 b       112,253
                                                                                                           -------------
                                                                                                              3,559,880

------------------------------------------------------------------------------------------------------------------------
 HAWAII--1.8%
  3,385,000   HI Airports System RITES i                            9.678 r      07/01/2018  07/01/2011 b     3,957,539
------------------------------------------------------------------------------------------------------------------------
    435,000   HI Department of Budget & Finance Special
              Purpose (Hawaiian Electric Company)                   5.450        11/01/2023  11/01/2004 b       444,731
------------------------------------------------------------------------------------------------------------------------
      5,000   HI Department of Budget & Finance Special
              Purpose (Kapiolani Health Care System)                6.300        07/01/2008  07/01/2004 b         5,117
------------------------------------------------------------------------------------------------------------------------
      5,000   HI Department of Budget & Finance Special
              Purpose (Kapiolani Health Care System)                6.400        07/01/2013  07/01/2004 b         5,108
------------------------------------------------------------------------------------------------------------------------
     50,000   HI Harbor Capital Improvement                         5.500        07/01/2027  07/01/2009 b        52,193
------------------------------------------------------------------------------------------------------------------------
     70,000   HI Harbor Capital Improvement                         6.200        07/01/2008  07/01/2004 b        72,130
------------------------------------------------------------------------------------------------------------------------
     35,000   HI Harbor Capital Improvement                         6.250        07/01/2015  07/01/2004 b        36,087
------------------------------------------------------------------------------------------------------------------------
     15,000   HI HF&D Corp. (Single Family Mtg.), Series A          6.000        07/01/2026  07/01/2006 b        15,339
------------------------------------------------------------------------------------------------------------------------
     20,000   HI HF&D Corp. (Single Family Mtg.), Series B          5.700        07/01/2013  07/01/2006 b        20,610
------------------------------------------------------------------------------------------------------------------------
    150,000   HI HF&D Corp. (Single Family Mtg.), Series B          5.900        07/01/2027  07/01/2006 b       154,649
------------------------------------------------------------------------------------------------------------------------
  7,000,000   HI State Dept. of Budget & Finance RITES i            9.827 r      07/01/2020  07/11/2010 b     8,369,060
                                                                                                           -------------
                                                                                                             13,132,563

------------------------------------------------------------------------------------------------------------------------
 IDAHO--0.0%
     50,000   Bingham County, ID IDC
              (Spudnik Equipment Company)                           5.600        12/15/2012  12/15/2004 b        50,446
------------------------------------------------------------------------------------------------------------------------
     20,000   ID Hsg. & Finance Association
              (Single Family Mtg.), Series F                        6.050        07/01/2009  08/01/2005 g        20,456
------------------------------------------------------------------------------------------------------------------------
     35,000   ID Hsg. & Finance Association
              (Single Family Mtg.), Series H-2                      6.200        07/01/2028  11/15/2006 g        36,471
------------------------------------------------------------------------------------------------------------------------
     10,000   ID Hsg. Agency (Single Family Mtg.), Series A         5.850        01/01/2005  01/01/2005          10,046
------------------------------------------------------------------------------------------------------------------------
     20,000   ID Hsg. Agency (Single Family Mtg.), Series A         6.125        07/01/2026  12/31/2010 c        21,406
------------------------------------------------------------------------------------------------------------------------
     25,000   ID Water Resource Board
              (General Waterworks Corp.)                            6.400        10/01/2024  10/01/2004 b        25,572
------------------------------------------------------------------------------------------------------------------------
     20,000   Twin Falls, ID IDC
              (Seastrom Manufacturing Corp.)                        5.950        08/01/2005  08/01/2005          20,276
                                                                                                           -------------
                                                                                                                184,673

                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 ILLINOIS--1.6%
 $1,700,000   Bedford Park, IL Tax Increment
              (71st & Cicero)                                       7.375%       01/01/2012  01/01/2006 b  $  1,818,626
------------------------------------------------------------------------------------------------------------------------
    120,000   Bryant, IL Pollution Control
              (Central IL Light Company)                            5.900        08/01/2023  08/01/2005 b       120,798
------------------------------------------------------------------------------------------------------------------------
    265,000   Chicago, IL Metropolitan HDC                          6.850        07/01/2022  07/01/2004 b       266,264
------------------------------------------------------------------------------------------------------------------------
     20,000   Chicago, IL Metropolitan HDC
              (Academy Square)                                      5.600        10/01/2025  10/01/2004 b        20,082
------------------------------------------------------------------------------------------------------------------------
     35,000   Chicago, IL Midway Airport, Series B                  5.750        01/01/2022  01/01/2007 b        37,780
------------------------------------------------------------------------------------------------------------------------
     25,000   Chicago, IL Multifamily Hsg.
              (St. Edmund's Village)                                6.125        09/20/2024  09/20/2010 b        26,949
------------------------------------------------------------------------------------------------------------------------
    100,000   Greenville, IL EFA (Greenville College)               6.000        12/01/2009  12/01/2004 b       101,558
------------------------------------------------------------------------------------------------------------------------
     15,000   IL DFA (Children's Home & Aid Society)                7.125        03/15/2007  09/15/2004 b        15,066
------------------------------------------------------------------------------------------------------------------------
  2,540,000   IL DFA (Olin Corp.)                                   6.750        03/01/2016  04/01/2011 b     2,678,989
------------------------------------------------------------------------------------------------------------------------
    750,000   IL DFA Pollution Control
              (Central Illinois Public Service Company)             5.700        08/15/2026  08/15/2004 b       767,145
------------------------------------------------------------------------------------------------------------------------
  1,000,000   IL DFA Pollution Control
              (Central Illinois Public Service Company)             6.375        01/01/2028  07/01/2004 b     1,001,060
------------------------------------------------------------------------------------------------------------------------
  2,000,000   IL EFA (Art Institute of Chicago)                     5.375        03/01/2018  03/01/2013 b     2,147,800
------------------------------------------------------------------------------------------------------------------------
    420,000   IL Health Facilities Authority
              (Community Hospital of Ottawa)                        6.750        08/15/2014  08/15/2004 b       436,888
------------------------------------------------------------------------------------------------------------------------
     75,000   IL Health Facilities Authority
              (Wyndemere Retirement Community)                      5.750        11/01/2022  11/01/2004 b        75,968
------------------------------------------------------------------------------------------------------------------------
     50,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series A                                              6.050        07/01/2015  07/01/2005 b        51,069
------------------------------------------------------------------------------------------------------------------------
    155,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series A                                              6.125        07/01/2025  07/01/2005 b       157,477
------------------------------------------------------------------------------------------------------------------------
     20,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series C                                              5.950        07/01/2011  07/01/2005 b        20,431
------------------------------------------------------------------------------------------------------------------------
     70,000   IL Hsg. Devel. Authority (Multifamily Hsg.),
              Series C                                              7.350        07/01/2011  07/01/2004 b        71,085
------------------------------------------------------------------------------------------------------------------------
     55,000   IL Hsg. Devel. Authority
              (Multifamily Program), Series 3                       6.200        09/01/2023  09/01/2005 b        55,943
------------------------------------------------------------------------------------------------------------------------
     30,000   IL Metro Pier & Exposition Authority                  6.500        06/15/2027  06/15/2004 b        30,722
------------------------------------------------------------------------------------------------------------------------
     20,000   Lake County, IL HFC, Series A                         6.800        05/01/2023  05/01/2004 b        20,030
------------------------------------------------------------------------------------------------------------------------
    500,000   Lake County, IL HFC, Series A                         6.800        05/01/2023  05/01/2004 b       500,760
------------------------------------------------------------------------------------------------------------------------
     75,000   Markham, IL GO                                        8.000        01/01/2011  01/01/2005 b        77,343
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Onterie Center, IL HFC                                7.050        07/01/2027  07/01/2006 b     1,033,750
------------------------------------------------------------------------------------------------------------------------
     80,000   Southwestern IL Devel. Authority (Kienstra)           6.050        09/01/2016  09/01/2004 b        81,200
------------------------------------------------------------------------------------------------------------------------
    105,000   Spring Creek, IL HDC
              (Spring Creek Towers), Series A                       6.450        07/01/2022  07/01/2004 b       105,138
                                                                                                           -------------
                                                                                                             11,719,921

                                    17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 INDIANA--7.2%
 $11,135,000  Hammond, IN Sewage & Solid Waste
              Disposal (American Maize Products)                    8.000%       12/01/2024  12/01/2004 b  $ 11,837,619
------------------------------------------------------------------------------------------------------------------------
     50,000   Henry County, IN Juvenile Center
              Building Corp.                                        6.350        01/05/2007  07/01/2004 b        50,540
------------------------------------------------------------------------------------------------------------------------
  1,665,000   Huntington, IN Economic Devel. Corp.
              (Quanex Corp.)                                        6.500        08/01/2010  02/01/2005 b     1,693,621
------------------------------------------------------------------------------------------------------------------------
     45,000   IN Bond Bank (Special Program), Series B              5.750        02/01/2020  08/01/2004 b        46,058
------------------------------------------------------------------------------------------------------------------------
  1,135,000   IN Bond Bank (State Revolving Fund)                   6.875        02/01/2012  02/01/2005 b     1,212,396
------------------------------------------------------------------------------------------------------------------------
    155,000   IN DFA (PSI Energy)                                   5.750        02/15/2028  08/15/2004 b       156,969
------------------------------------------------------------------------------------------------------------------------
    110,000   IN Health Facilities Financing Authority
              (First Mtg.-Hospital Building)                        6.000        07/01/2016  07/01/2004 b       112,213
------------------------------------------------------------------------------------------------------------------------
     50,000   IN Port Commission (Cargill)                          6.875        05/01/2012  05/01/2004 b        50,221
------------------------------------------------------------------------------------------------------------------------
     40,000   IN Toll Road Finance Authority                        6.000        07/01/2013  07/01/2004 b        41,028
------------------------------------------------------------------------------------------------------------------------
     10,000   IN Toll Road Finance Authority                        6.000        07/01/2015  07/01/2004 b        10,016
------------------------------------------------------------------------------------------------------------------------
 32,300,000   Indianapolis, IN Airport
              (Federal Express Corp.)                               7.100        01/15/2017  07/15/2004 b    33,488,640
------------------------------------------------------------------------------------------------------------------------
     75,000   Lawrenceburg, IN Pollution Control
              (Indiana Michigan Power Company)                      5.900        11/01/2019  11/01/2004 b        76,374
------------------------------------------------------------------------------------------------------------------------
    140,000   Noblesville, IN Economic Devel.
              (Lions Creek Association)                             7.000        11/01/2012  05/01/2004 b       145,733
------------------------------------------------------------------------------------------------------------------------
  4,365,000   Sullivan, IN Pollution Control (Hoosier Energy)       7.100        04/01/2019  10/01/2004 b     4,523,886
------------------------------------------------------------------------------------------------------------------------
     15,000   Warwick County, IN Environmental
              Improvement (Vectren Corp.)                           6.000        05/01/2023  05/01/2004 b        15,348
                                                                                                           -------------
                                                                                                             53,460,662

------------------------------------------------------------------------------------------------------------------------
 IOWA--1.6%
     45,000   Cedar Rapids, IA Pollution Control
              (Iowa Electric Light & Power Company)                 5.500        11/01/2023  11/01/2004 b        46,022
------------------------------------------------------------------------------------------------------------------------
     30,000   Council Bluffs, IA Pollution Control
              (Midwest Power Systems)                               5.950        05/01/2023  05/01/2004 b        30,397
------------------------------------------------------------------------------------------------------------------------
     15,000   IA Finance Authority
              (Boys & Girls Home & Family Services)                 6.250        12/01/2028  12/01/2008 b        15,818
------------------------------------------------------------------------------------------------------------------------
 13,415,000   IA Tobacco Settlement Authority (TASC)                5.300        06/01/2025  09/07/2014 c    11,638,988
------------------------------------------------------------------------------------------------------------------------
     20,000   Salix, IA Pollution Control
              (Northwestern Public Service Company)                 5.900        06/01/2023  06/01/2004 b        20,328
                                                                                                           -------------
                                                                                                             11,751,553

------------------------------------------------------------------------------------------------------------------------
 KANSAS--0.0%
     70,000   Kansas City, KS Mtg. Revenue                          7.000        12/01/2011  06/01/2004 b        70,313
------------------------------------------------------------------------------------------------------------------------
     95,000   Wamego, KS Pollution Control
              (Western Resources)                                   6.000        02/01/2033  08/01/2004 b        95,337
                                                                                                           -------------
                                                                                                                165,650

------------------------------------------------------------------------------------------------------------------------
 KENTUCKY--3.6%
  4,000,000   Ashland, KY Pollution Control (Ashland Oil)           6.650        08/01/2009  08/01/2004 b     4,098,800

                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 KENTUCKY Continued
$14,330,000   Ashland, KY Sewer & Solid Waste
              (Ashland Oil)                                         7.125%       02/01/2022  02/01/2005 b  $ 14,962,956
------------------------------------------------------------------------------------------------------------------------
     85,000   Boone County, KY Pollution Control
              (Cincinnati Gas & Electric)                           5.500        01/01/2024  01/01/2005 b        87,950
------------------------------------------------------------------------------------------------------------------------
  3,000,000   Boone County, KY Pollution Control
              (Dayton Power & Light Company)                        6.500        11/15/2022  05/15/2004 b     3,059,100
------------------------------------------------------------------------------------------------------------------------
     15,000   Carroll County, KY Collateralized Solid
              Waste Disposal (Kentucky Utilities Company)           5.750        12/01/2023  06/01/2004 b        15,293
------------------------------------------------------------------------------------------------------------------------
  4,520,000   Henderson County, KY Solid Waste Disposal
              (MacMillan Bloedel)                                   7.000        03/01/2025  03/01/2005 b     4,739,943
------------------------------------------------------------------------------------------------------------------------
     25,000   Jefferson County, KY Pollution Control
              (E.I. DuPont de Nemours & Company)                    6.300        07/01/2012  07/01/2004 b        25,841
                                                                                                           -------------
                                                                                                             26,989,883

------------------------------------------------------------------------------------------------------------------------
 LOUISIANA--6.9%
  1,315,000   Calcasieu Parish, LA IDB (Olin Corp.)                 6.625        02/01/2016  04/01/2010 b     1,411,876
------------------------------------------------------------------------------------------------------------------------
    900,000   Calcasieu Parish, LA Public Trust Authority           5.000        04/01/2028  03/22/2009 g       975,816
------------------------------------------------------------------------------------------------------------------------
     20,000   DeSoto Parish, LA Environmental
              Improvement (International Paper Company)             7.700        11/01/2018  11/01/2004 b        21,025
------------------------------------------------------------------------------------------------------------------------
      5,000   DeSoto Parish, LA Environmental Improvement
              (International Paper Company), Series B               6.550        04/01/2019  06/01/2006 b         5,265
------------------------------------------------------------------------------------------------------------------------
  6,480,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power Company)                 7.600        01/01/2019  07/01/2004 b     6,573,701
------------------------------------------------------------------------------------------------------------------------
    165,000   DeSoto Parish, LA Pollution Control
              (Southwestern Electric Power Company)                 7.600        01/01/2019  07/01/2004 b       171,551
------------------------------------------------------------------------------------------------------------------------
    135,000   East Baton Rouge, LA Mtg. Finance Authority           5.600        04/01/2022  04/01/2009 b       141,394
------------------------------------------------------------------------------------------------------------------------
    105,000   Jefferson Parish, LA Hospital Service
              District No. 2                                        5.750        07/01/2016  07/01/2004 b       107,403
------------------------------------------------------------------------------------------------------------------------
     20,000   LA HFA (Multifamily Hsg.-FHA Insured)                 7.100        11/01/2033  11/01/2004 b        20,690
------------------------------------------------------------------------------------------------------------------------
    855,000   LA Local Government Environmental
              Facilities & CDA (Oakleigh Apartments)                6.000        06/01/2016  01/06/2014 c       844,757
------------------------------------------------------------------------------------------------------------------------
     20,000   LA Public Facilities Authority
              (General Health System)                               6.000        11/01/2012  11/01/2004 b        20,270
------------------------------------------------------------------------------------------------------------------------
     15,000   LA Public Facilities Authority
              (General Health System)                               6.250        11/01/2014  11/01/2004 b        15,688
------------------------------------------------------------------------------------------------------------------------
     75,000   LA Public Facilities Authority
              (General Health System), Series A                     6.500        11/01/2014  05/01/2004 b        76,669
------------------------------------------------------------------------------------------------------------------------
     10,000   LA Public Facilities Authority
              (Multifamily Hsg.), Series A                          7.500        06/01/2021  06/01/2004 b        10,583
------------------------------------------------------------------------------------------------------------------------
  5,835,000   LA Tobacco Settlement Financing Corp. (TASC)          5.875        05/15/2039  09/25/2016 c     5,211,997
------------------------------------------------------------------------------------------------------------------------
 18,565,000   LA Tobacco Settlement Financing Corp.
              (TASC), Series B                                      5.500        05/15/2030  06/02/2011 c    16,881,711
------------------------------------------------------------------------------------------------------------------------
     50,000   New Orleans, LA Aviation Board
              (Passenger Facilities Charge)                         6.000        09/01/2018  09/01/2004 b        51,312

                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 LOUISIANA Continued
 $2,375,000   New Orleans, LA HDC (Southwood Patio)                 7.700%       02/01/2022  08/01/2004 b  $  2,427,250
------------------------------------------------------------------------------------------------------------------------
     10,000   New Orleans, LA Home Mtg. Authority                   6.200        06/01/2015  06/01/2005 b        10,375
------------------------------------------------------------------------------------------------------------------------
    330,000   New Orleans, LA Home Mtg. Authority                   7.000        05/01/2014  05/01/2004 b       337,039
------------------------------------------------------------------------------------------------------------------------
    125,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                                  6.100        08/01/2019  08/01/2006 b       125,771
------------------------------------------------------------------------------------------------------------------------
     15,000   Shreveport, LA Hsg. Authority
              (U.S. Goodman Plaza)                                  6.125        08/01/2010  08/01/2006 b        15,086
------------------------------------------------------------------------------------------------------------------------
  6,205,000   South LA Port Commission
              (Kinder Morgan Energy Partners)                       7.000        03/01/2023  09/01/2004 b     6,411,627
------------------------------------------------------------------------------------------------------------------------
     25,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)                     5.950        12/01/2023  06/01/2004 b        25,577
------------------------------------------------------------------------------------------------------------------------
     40,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)                     6.200        05/01/2023  11/01/2004 b        40,359
------------------------------------------------------------------------------------------------------------------------
     15,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)                     6.375        11/01/2025  05/01/2004 b        15,122
------------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)                     7.000        12/01/2022  06/01/2004 b        76,379
------------------------------------------------------------------------------------------------------------------------
     75,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)                     7.050        04/01/2022  10/01/2004 b        77,048
------------------------------------------------------------------------------------------------------------------------
  7,035,000   St. Charles Parish, LA
              (Louisiana Power & Light Company)                     7.500        06/01/2021  06/01/2004 b     7,156,706
------------------------------------------------------------------------------------------------------------------------
  1,725,000   St. Charles Parish, LA Pollution Control
              (Union Carbide)                                       7.350        11/01/2022  11/01/2022       1,637,370
                                                                                                           -------------
                                                                                                             50,897,417

------------------------------------------------------------------------------------------------------------------------
 MAINE--0.1%
     25,000   Jay, ME Solid Waste Disposal
              (International Paper Company)                         6.000        12/01/2017  12/01/2005 b        25,531
------------------------------------------------------------------------------------------------------------------------
    525,000   Lewiston, ME Hsg. Corp. (Centreville)                 6.550        08/15/2012  08/15/2004 b       533,925
------------------------------------------------------------------------------------------------------------------------
      5,000   ME H&HEFA (University of New England)                 5.750        07/01/2023  07/01/2004 b         5,114
------------------------------------------------------------------------------------------------------------------------
     15,000   ME State Hsg. Authority Mtg., Series A                6.050        11/15/2006  11/15/2006          15,265
------------------------------------------------------------------------------------------------------------------------
     20,000   ME State Hsg. Authority Mtg., Series B-2              6.050        11/15/2020  11/15/2009 b        21,468
------------------------------------------------------------------------------------------------------------------------
     30,000   ME State Hsg. Authority Mtg., Series B-4              6.900        11/15/2026  10/04/2004 b        30,758
------------------------------------------------------------------------------------------------------------------------
    100,000   ME State Hsg. Authority Mtg., Series C-1              6.050        11/15/2026  11/15/2007 b       104,040
                                                                                                           -------------
                                                                                                                736,101

------------------------------------------------------------------------------------------------------------------------
 MARYLAND--1.6%
    165,000   Anne Arundel County, MD Pollution Control
              (Baltimore Gas & Electric)                            6.000        04/01/2024  04/01/2006 b       168,508
------------------------------------------------------------------------------------------------------------------------
     75,000   Baltimore, MD City Hsg. Corp., Series A               7.250        07/01/2023  07/01/2004 b        77,138
------------------------------------------------------------------------------------------------------------------------
     60,000   Baltimore, MD Port Facilities
              (E.I. DuPont de Nemours & Company)                    6.500        10/01/2011  10/01/2004 b        60,849
------------------------------------------------------------------------------------------------------------------------
  5,585,000   MD Economic Devel. Corp. Student Hsg.
              (Bowie State University)                              6.000        06/01/2023  06/01/2013 b     5,913,286

                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 MARYLAND Continued
 $5,000,000   MD Economic Devel. Corp. Student Hsg.
              (University MD College Park)                          6.500%       06/01/2027  06/01/2013 b  $  5,466,850
------------------------------------------------------------------------------------------------------------------------
     10,000   MD Environmental Service COP
              (Water & Wastewater Facilities), Series A             6.500        06/01/2005  06/01/2004 b        10,045
------------------------------------------------------------------------------------------------------------------------
     15,000   MD Hsg. Community Devel. People's
              Resource Center                                       5.700        06/01/2024  06/01/2004 b        15,391
------------------------------------------------------------------------------------------------------------------------
     15,000   MD Hsg. Community Devel. People's
              Resource Center                                       5.900        09/01/2019  09/01/2009 b        15,806
------------------------------------------------------------------------------------------------------------------------
     15,000   MD Hsg. Community Devel. People's
              Resource Center                                       5.950        07/01/2023  01/01/2009 b        15,590
------------------------------------------------------------------------------------------------------------------------
     25,000   MD Hsg. Community Devel. People's
              Resource Center                                       6.200        04/01/2017  04/01/2007 b        25,513
------------------------------------------------------------------------------------------------------------------------
    150,000   MD State Transportation Authority                     5.750        07/01/2013  06/01/2004 b       152,115
------------------------------------------------------------------------------------------------------------------------
     70,000   MD State Transportation Authority                     5.750        07/01/2015  07/01/2004 b        70,987
------------------------------------------------------------------------------------------------------------------------
     25,000   MD State Transportation Authority                     6.500        07/01/2004  07/01/2004          25,113
------------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series A                          6.000        07/01/2020  07/01/2007 b        10,383
------------------------------------------------------------------------------------------------------------------------
     30,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series B                          6.400        07/01/2028  07/01/2008 b        31,469
------------------------------------------------------------------------------------------------------------------------
     15,000   Montgomery County, MD HOC
              (Multifamily Mtg.), Series C                          7.150        07/01/2023  07/01/2004 b        15,066
------------------------------------------------------------------------------------------------------------------------
     25,000   Prince Georges County, MD Hsg. Authority
              (Templeton Manor)                                     5.750        10/20/2016  10/20/2004 b        25,531
------------------------------------------------------------------------------------------------------------------------
     55,000   Prince Georges County, MD Local
              Government                                            6.050        08/01/2012  08/01/2004 b        55,760
                                                                                                           -------------
                                                                                                             12,155,400

------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS--1.7%
  1,000,000   MA DFA (Massachusetts College of
              Pharmacy Allied Health Sciences)                      6.375        07/01/2023  07/01/2014 b     1,080,380
------------------------------------------------------------------------------------------------------------------------
     20,000   MA H&EFA (Beth Israel Hospital)                       5.750        07/01/2012  07/01/2004 b        20,199
------------------------------------------------------------------------------------------------------------------------
     20,000   MA H&EFA (Dana-Farber Cancer Institution)             6.000        12/01/2015  12/01/2004 b        20,469
------------------------------------------------------------------------------------------------------------------------
    340,000   MA H&EFA (Jordan Hospital)                            6.875        10/01/2015  10/01/2004 b       340,690
------------------------------------------------------------------------------------------------------------------------
    105,000   MA H&EFA (Mt. Auburn Hospital)                        6.300        08/15/2024  08/15/2004 b       108,849
------------------------------------------------------------------------------------------------------------------------
    900,000   MA H&EFA (New England Medical Center)                 5.375        07/01/2024  07/01/2004 b       924,363
------------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series 21                                     6.300        06/01/2025  06/01/2004 b        10,009
------------------------------------------------------------------------------------------------------------------------
     10,000   MA HFA, Series 21                                     7.125        06/01/2025  06/01/2004 b        10,024
------------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 22                                     6.100        06/01/2016  06/01/2004 b         5,011
------------------------------------------------------------------------------------------------------------------------
     35,000   MA HFA, Series 26                                     5.600        06/01/2025  12/01/2005 b        35,487
------------------------------------------------------------------------------------------------------------------------
     15,000   MA HFA, Series 29                                     6.750        06/01/2026  06/01/2004 b        15,323
------------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series 33                                     6.350        06/01/2017  12/01/2004 b         5,159
------------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series A                                      6.100        12/01/2016  12/01/2005 b         5,237
------------------------------------------------------------------------------------------------------------------------
     35,000   MA HFA, Series A                                      6.100        06/01/2026  06/01/2004 b        35,820

                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 MASSACHUSETTS Continued
 $2,415,000   MA HFA, Series A                                      6.150%       07/01/2018  07/01/2005 b  $  2,513,894
------------------------------------------------------------------------------------------------------------------------
      5,000   MA HFA, Series A                                      6.375        04/01/2021  04/01/2005 b         5,057
------------------------------------------------------------------------------------------------------------------------
  1,780,000   MA HFA, Series A                                      6.600        07/01/2014  07/01/2004 b     1,824,073
------------------------------------------------------------------------------------------------------------------------
     55,000   MA HFA, Series B                                      5.800        12/01/2025  12/01/2005 b        56,208
------------------------------------------------------------------------------------------------------------------------
     50,000   MA HFA, Series E                                      6.050        07/01/2020  07/01/2009 b        53,575
------------------------------------------------------------------------------------------------------------------------
     20,000   MA Industrial Finance Agency
              (Avon Associates)                                     5.375        04/01/2020  04/01/2005 b        20,253
------------------------------------------------------------------------------------------------------------------------
  2,725,000   MA Industrial Finance Agency
              (Massachusetts American Water Company)                6.900        12/01/2029  12/01/2005 b     2,904,768
------------------------------------------------------------------------------------------------------------------------
  1,600,000   MA Industrial Finance Agency
              (TNG Draper Place)                                    6.450        08/20/2039  08/20/2008 b     1,776,736
------------------------------------------------------------------------------------------------------------------------
    795,000   Somerville, MA HDC (Multifamily Hsg.),
              Series 1990 A                                         7.500        01/01/2024  07/01/2004 b       825,846
                                                                                                           -------------
                                                                                                             12,597,430

------------------------------------------------------------------------------------------------------------------------
 MICHIGAN--0.5%
     55,000   Detroit, MI HFC
              (Across The Park Section 8 Elderly Hsg.)              7.875        06/01/2010  06/01/2005 b        55,870
------------------------------------------------------------------------------------------------------------------------
     50,000   Devon Trace, MI Hsg. Corp.                            7.375        08/01/2023  06/01/2004 b        51,213
------------------------------------------------------------------------------------------------------------------------
     20,000   Gratiot County, MI Economic Devel. Corp.
              (Michigan Masonic Home)                               5.000        11/15/2020  11/15/2004 b        20,440
------------------------------------------------------------------------------------------------------------------------
     35,000   Lake Shore, MI Public Schools                         5.500        05/01/2020  05/01/2007 b        38,877
------------------------------------------------------------------------------------------------------------------------
  2,055,000   MI Hospital Finance Authority
              (Detroit Sinai Hospital)                              6.000        01/01/2008  07/29/2006 c     1,892,614
------------------------------------------------------------------------------------------------------------------------
     20,000   MI Hospital Finance Authority
              (St. John Hospital)                                   5.750        05/15/2016  05/15/2004 b        20,427
------------------------------------------------------------------------------------------------------------------------
     45,000   MI Hsg. Devel. Authority
              (BGC-II Nonprofit Hsg. Corp.)                         5.500        01/15/2018  07/15/2006 b        46,035
------------------------------------------------------------------------------------------------------------------------
     60,000   MI Hsg. Devel. Authority, Series B                    5.700        04/01/2012  04/01/2006 b        61,282
------------------------------------------------------------------------------------------------------------------------
    465,000   MI Hsg. Devel. Authority, Series C                    5.950        12/01/2014  12/01/2007 b       484,488
------------------------------------------------------------------------------------------------------------------------
     20,000   MI Municipal Bond Authority                           6.000        12/01/2013  12/01/2004 b        20,999
------------------------------------------------------------------------------------------------------------------------
     15,000   MI Municipal Bond Authority                           7.200        11/01/2020  05/01/2004 b        15,495
------------------------------------------------------------------------------------------------------------------------
    150,000   MI Strategic Fund Limited Obligation
              (Detroit Edison Company)                              6.050        10/01/2023  10/01/2004 b       154,440
------------------------------------------------------------------------------------------------------------------------
    270,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                        6.550        10/01/2022  10/01/2004 b       272,768
------------------------------------------------------------------------------------------------------------------------
     25,000   MI Strategic Fund Limited Obligation
              (Ford Motor Company), Series A                        7.100        02/01/2006  02/01/2006          27,142
------------------------------------------------------------------------------------------------------------------------
    200,000   Napoleon, MI School District                          5.500        05/01/2020  05/01/2005 b       209,080
------------------------------------------------------------------------------------------------------------------------
     35,000   Portage, MI Lake Water & Sewer Authority              6.200        10/01/2020  10/01/2005 b        38,028
------------------------------------------------------------------------------------------------------------------------
     15,000   Saginaw, MI Hospital Finance Authority
              (Saint Lukes Hospital), Series C                      6.000        07/01/2021  07/01/2004 b        15,074
------------------------------------------------------------------------------------------------------------------------
     75,000   Saline, MI Building Authority GO                      7.000        07/01/2008  07/01/2004 b        76,418

                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 MICHIGAN Continued
 $  115,000   Sauk Trail Academy, MI COP i                          6.750%       06/01/2011  07/12/2009 c  $     80,500
                                                                                                           -------------
                                                                                                              3,581,190

------------------------------------------------------------------------------------------------------------------------
 MINNESOTA--0.8%
     30,000   Bass Brook, MN Pollution Control
              (Minnesota Power & Light Company)                     6.000        07/01/2022  07/01/2004 b        30,618
------------------------------------------------------------------------------------------------------------------------
  2,610,000   Hubbard County, MN Solid Waste
              (Potlatch Corp.)                                      7.375        08/01/2013  08/01/2004 b     2,618,274
------------------------------------------------------------------------------------------------------------------------
  2,000,000   International Falls, MN Environmental
              Facilities (Boise Cascade Corp.)                      7.200        10/01/2024  10/01/2006 b     2,045,620
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Mahtomedi, MN Multifamily (Briarcliff)                7.350        06/01/2036  06/01/2008 b     1,026,330
------------------------------------------------------------------------------------------------------------------------
     20,000   Minneapolis & St. Paul, MN Hsg. &
              Redevel. Authority (Children's Health Care)           5.500        08/15/2025  08/15/2007 b        21,196
------------------------------------------------------------------------------------------------------------------------
     65,000   MN HFA (Single Family Mtg.)                           5.600        07/01/2022  08/01/2007 g        67,985
------------------------------------------------------------------------------------------------------------------------
     15,000   MN HFA (Single Family Mtg.), Series D-2               5.950        01/01/2017  07/01/2004 b        15,317
------------------------------------------------------------------------------------------------------------------------
     40,000   MN HFA (Single Family Mtg.), Series H                 6.500        01/01/2026  07/01/2004 b        40,452
------------------------------------------------------------------------------------------------------------------------
     20,000   MN HFA (Single Family Mtg.), Series H                 6.700        01/01/2018  01/01/2005 b        20,428
------------------------------------------------------------------------------------------------------------------------
     25,000   Worthington, MN Permanent Improvement
              Revolving Fund, Series A                              6.300        02/01/2008  08/01/2004 b        25,333
                                                                                                           -------------
                                                                                                              5,911,553

------------------------------------------------------------------------------------------------------------------------
 MISSISSIPPI--0.2%
     40,000   Gulfport, MS Hospital Facility
              (Gulfport Memorial Hospital)                          6.125        07/01/2015  07/01/2004 b        41,236
------------------------------------------------------------------------------------------------------------------------
     15,000   Lamar County, MS Pollution Control (Southern
              Mississippi Electric Power Association)               6.125        03/01/2008  09/01/2004 b        15,245
------------------------------------------------------------------------------------------------------------------------
     65,000   MS Business Finance Corp.
              (E.I. DuPont de Nemours & Company)                    7.150        05/01/2016  05/01/2004 b        66,609
------------------------------------------------------------------------------------------------------------------------
     25,000   MS Home Corp. (GNMA Collateral Mtg.),
              Series B                                              6.500        12/01/2024  12/01/2005 b        25,307
------------------------------------------------------------------------------------------------------------------------
  1,490,000   MS Home Corp. (Single Family Mtg.), Series I          7.375        06/01/2028  12/01/2006 b     1,567,823
------------------------------------------------------------------------------------------------------------------------
     15,000   MS Hospital Equipment & Facilities Authority
              (Singing River Hospital)                              5.500        03/01/2023  03/01/2005 b        15,188
                                                                                                           -------------
                                                                                                              1,731,408

------------------------------------------------------------------------------------------------------------------------
 MISSOURI--0.7%
  4,095,000   Hanley/Eager Road, MO Transportation
              Devel. District                                       6.750        12/01/2028  12/01/2004 d     4,099,914
------------------------------------------------------------------------------------------------------------------------
    705,000   MO HDC (Single Family Hsg.)                           7.250        09/01/2026  09/01/2004 g       711,712
------------------------------------------------------------------------------------------------------------------------
    120,000   MO Hsg. Devel. Commission                             6.100        09/01/2024  09/01/2009 b       127,088
------------------------------------------------------------------------------------------------------------------------
    400,000   Poplar Bluff, MO School District Building Corp.       5.800        03/01/2011  03/01/2005 b       401,444
------------------------------------------------------------------------------------------------------------------------
     15,000   St. Louis County, MO IDA
              (Covington Manor Apartments)                          6.200        08/20/2020  08/20/2011 b        16,135
------------------------------------------------------------------------------------------------------------------------
     50,000   St. Louis, MO Land Clearance Redevel.
              Authority (St. Louis Place Apartments)                6.250        08/01/2027  05/01/2004 b        50,546
                                                                                                           -------------
                                                                                                              5,406,839

                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 MONTANA--0.0%
 $   40,000   MT Board of Hsg. (Multifamily Mtg.), Series A         6.450%       08/01/2012  08/01/2004 b  $     40,292
------------------------------------------------------------------------------------------------------------------------
 NEBRASKA--0.0%
     30,000   NE Investment Finance Authority
              (Single Family Mtg.), Series C                        6.250        03/01/2021  05/01/2009 b        30,987
------------------------------------------------------------------------------------------------------------------------
 NEVADA--2.8%
    190,000   Clark County, NV IDR
              (Nevada Power Company), Series A                      6.700        06/01/2022  06/01/2004 b       195,890
------------------------------------------------------------------------------------------------------------------------
     50,000   Clark County, NV IDR
              (Nevada Power Company)                                5.600        10/01/2030  01/01/2005 b        50,141
------------------------------------------------------------------------------------------------------------------------
    125,000   Clark County, NV IDR
              (Southwest Gas Corp.), Series A                       6.500        12/01/2033  12/01/2005 b       126,645
------------------------------------------------------------------------------------------------------------------------
     15,000   Clark County, NV Passenger Facility Charge
              (Las Vegas/Macarran International Airport)            5.500        07/01/2025  07/01/2005 b        15,512
------------------------------------------------------------------------------------------------------------------------
  8,555,000   Las Vegas, NV Paiute Tribe, Series A                  6.125        11/01/2012  05/30/2010 c     9,333,077
------------------------------------------------------------------------------------------------------------------------
    200,000   Las Vegas, NV Paiute Tribe, Series A                  6.625        11/01/2017  11/01/2012 b       217,654
------------------------------------------------------------------------------------------------------------------------
     40,000   NV Hsg. Division (Single Family Mtg.), Series B       5.650        10/01/2021  10/01/2010 b        42,180
------------------------------------------------------------------------------------------------------------------------
     60,000   NV Hsg. Division (Single Family Mtg.),
              Series D-2                                            6.350        04/01/2028  04/01/2006 b        62,531
------------------------------------------------------------------------------------------------------------------------
     25,000   Reno, NV Hsg. Authority
              (Ala Moana Apartments)                                6.600        07/01/2026  07/01/2006 b        25,540
------------------------------------------------------------------------------------------------------------------------
    100,000   Washoe County, NV Gas Facilities
              (Sierra Pacific Power Company)                        5.900        06/01/2023  06/01/2004 b       102,321
------------------------------------------------------------------------------------------------------------------------
 10,000,000   Washoe County, NV Gas Facilities
              (Sierra Pacific Power Company)                        6.650        06/01/2017  12/01/2004 b    10,510,000
------------------------------------------------------------------------------------------------------------------------
     70,000   Washoe County, NV Gas Facilities
              (Sierra Pacific Power Company)                        6.700        11/01/2032  05/01/2004 b        71,341
                                                                                                           -------------
                                                                                                              20,752,83

------------------------------------------------------------------------------------------------------------------------
 NEW HAMPSHIRE--0.4%
  2,000,000   Manchester, NH Hsg. & Redevel. Authority,
              Series A                                              6.750        01/01/2014  01/01/2010 b     2,282,400
------------------------------------------------------------------------------------------------------------------------
    330,000   NH HE&H Facilities Authority
              (Colby-Sawyer College)                                6.800        06/01/2006  06/01/2006         340,738
------------------------------------------------------------------------------------------------------------------------
    500,000   NH HE&H Facilities Authority
              (Kendal at Hanover)                                   5.800        10/01/2012  09/01/2004 b       501,635
------------------------------------------------------------------------------------------------------------------------
     20,000   NH HE&H Facilities Authority
              (Nashua Memorial Hospital)                            6.000        10/01/2013  10/01/2004 b        20,475
------------------------------------------------------------------------------------------------------------------------
     15,000   NH HE&H Facilities Authority
              (St. Anslem College)                                  6.200        07/01/2013  07/01/2004 b        15,337
------------------------------------------------------------------------------------------------------------------------
    100,000   NH HFA (Single Family Mtg.), Series C                 6.900        07/01/2019  07/01/2006 g       101,792
                                                                                                           -------------
                                                                                                              3,262,377

------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY--9.4%
  9,500,000   Middlesex County, NJ Pollution Control
              Authority (Amerada Hess Corp.)                        7.875        06/01/2022  06/01/2004 b     9,776,830

                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 NEW JERSEY Continued
 $1,000,000   NJ EDA (RWJ Hospital/CCC/RWJ Health
              Care Corp. Obligated Group)                           6.500%       07/01/2024  07/01/2004 b  $  1,032,170
------------------------------------------------------------------------------------------------------------------------
    750,000   NJ Tobacco Settlement Financing Corp.                 6.125        06/01/2024  06/12/2010 c       738,833
------------------------------------------------------------------------------------------------------------------------
 60,715,000   NJ Tobacco Settlement Financing Corp. (TASC)          5.750        06/01/2032  06/15/2011 c    56,596,094
------------------------------------------------------------------------------------------------------------------------
     80,000   NJ Tobacco Settlement Financing Corp. (TASC)          6.000        06/01/2037  05/01/2018 c        72,037
------------------------------------------------------------------------------------------------------------------------
  1,315,000   NJ Tobacco Settlement Financing Corp. (TASC)          6.375        06/01/2032  07/23/2014 c     1,292,908
                                                                                                           -------------
                                                                                                             69,508,872

------------------------------------------------------------------------------------------------------------------------
 NEW MEXICO--1.1%
  2,500,000   Bernalillo County, NM Multifamily Hsg.
              (Mountain View)                                       7.500        09/20/2033  09/20/2008 b     2,789,500
------------------------------------------------------------------------------------------------------------------------
    200,000   Farmington, NM Pollution Control
              (Public Service Company of New Mexico)                6.300        12/01/2016  12/01/2008 b       211,192
------------------------------------------------------------------------------------------------------------------------
    280,000   Farmington, NM Pollution Control
              (Southern California Edison Company)                  5.875        06/01/2023  06/01/2004 b       286,457
------------------------------------------------------------------------------------------------------------------------
     25,000   Las Vegas, NM Water Improvement                       7.250        06/01/2004  06/01/2004          25,238
------------------------------------------------------------------------------------------------------------------------
  5,000,000   Lordburg, NM Pollution Control
              (Phelps Dodge Corp.)                                  6.500        04/01/2013  10/01/2004 b     5,086,000
------------------------------------------------------------------------------------------------------------------------
     20,000   NM MFA (Single Family), Series C                      6.200        07/01/2026  07/01/2007 b        20,729
------------------------------------------------------------------------------------------------------------------------
      5,000   NM MFA (Single Family), Series D                      5.875        09/01/2021  03/01/2010 b         5,298
                                                                                                           -------------
                                                                                                              8,424,414

------------------------------------------------------------------------------------------------------------------------
 NEW YORK--0.8%
  5,000,000   NY Tobacco Settlement Financing Corp.
              DRIVERS i                                             9.359 v      06/01/2017  06/01/2011 b     6,087,000

------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA--1.2%
    475,000   Asheville, NC COP                                     6.500        02/01/2008  02/01/2005 b       476,905
------------------------------------------------------------------------------------------------------------------------
     85,000   Burlington, NC Public Housing Assistance
              Corporation (Alamance Plaza)                          6.750        07/01/2024  07/01/2004 b        85,374
------------------------------------------------------------------------------------------------------------------------
     10,000   Chatham County, NC IFPCFA
              (Carolina Power & Light Company)                      6.300        06/15/2014  07/01/2004 b        10,186
------------------------------------------------------------------------------------------------------------------------
     15,000   Craven County, NC IFPCFA
              (Weyerhaeuser Company)                                6.350        01/01/2010  01/01/2005 b        15,184
------------------------------------------------------------------------------------------------------------------------
     50,000   Haywood County, NC IFPCFA
              (Champion International Corp.)                        6.250        09/01/2025  09/01/2005 b        52,781
------------------------------------------------------------------------------------------------------------------------
     50,000   Haywood County, NC IFPCFA
              (Champion International Corp.)                        6.850        05/01/2014  05/01/2004 b        50,952
------------------------------------------------------------------------------------------------------------------------
     55,000   Martin County, NC IFPCFA
              (Weyerhaeuser Company)                                5.650        12/01/2023  12/01/2005 b        55,351
------------------------------------------------------------------------------------------------------------------------
     30,000   Martin County, NC IFPCFA
              (Weyerhaeuser Company)                                6.000        11/01/2025  11/01/2005 b        30,882
------------------------------------------------------------------------------------------------------------------------
  5,905,000   Martin County, NC IFPCFA
              (Weyerhaeuser Company)                                6.800        05/01/2024  05/01/2004 b     6,051,208
------------------------------------------------------------------------------------------------------------------------
    135,000   NC Eastern Municipal Power Agency, Series A           5.750        01/01/2019  07/01/2004 b       135,444

                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 NORTH CAROLINA Continued
 $   75,000   NC Eastern Municipal Power Agency, Series A           5.750%       01/01/2019  07/01/2004 b  $     75,247
------------------------------------------------------------------------------------------------------------------------
    470,000   NC Eastern Municipal Power Agency, Series B           5.500        01/01/2017  06/01/2004 b       471,452
------------------------------------------------------------------------------------------------------------------------
    375,000   NC Eastern Municipal Power Agency, Series B           5.500        01/01/2021  07/01/2004 b       376,031
------------------------------------------------------------------------------------------------------------------------
    790,000   NC Eastern Municipal Power Agency, Series B           5.500        01/01/2021  07/01/2004 b       792,173
------------------------------------------------------------------------------------------------------------------------
     30,000   NC Eastern Municipal Power Agency, Series B           6.250        01/01/2023  07/01/2004 b        30,412
------------------------------------------------------------------------------------------------------------------------
     35,000   NC Eastern Municipal Power Agency, Series D           5.600        01/01/2016  01/01/2005 b        35,302
------------------------------------------------------------------------------------------------------------------------
     15,000   NC HFA, Series JJ                                     6.450        09/01/2027  03/01/2008 b        15,663
------------------------------------------------------------------------------------------------------------------------
     10,000   NC HFA, Series Z                                      6.600        09/01/2026  09/01/2006 b        10,258
------------------------------------------------------------------------------------------------------------------------
     10,000   NC Medical Care Commission Hospital
              (Almance Health System)                               5.500        08/15/2013  08/15/2004 b        10,232
                                                                                                           -------------
                                                                                                              8,781,037

------------------------------------------------------------------------------------------------------------------------
 NORTH DAKOTA--0.0%
     20,000   ND HFA                                                5.950        07/01/2010  01/01/2009 b        20,806

------------------------------------------------------------------------------------------------------------------------
 OHIO--4.2%
    105,000   Akron, Bath, and Copley, OH Joint Township
              Hospital District (Summa Health System)               6.250        11/15/2007  11/15/2004 b       106,298
------------------------------------------------------------------------------------------------------------------------
    975,000   Cleveland, OH Airport (Continental Airlines)          5.500        12/01/2008  12/01/2008         882,541
------------------------------------------------------------------------------------------------------------------------
     50,000   Columbus, OH Sewer Improvement Bonds                  6.000        09/15/2010  09/15/2004 b        50,231
------------------------------------------------------------------------------------------------------------------------
     30,000   Coshocton County, OH Solid Waste Disposal
              (Stone Container Corp.)                               7.875        08/01/2013  08/01/2004 b        30,641
------------------------------------------------------------------------------------------------------------------------
  1,500,000   Eaton, OH Industrial Devel.
              (Baxter International)                                6.500        12/01/2012  06/01/2004 b     1,556,400
------------------------------------------------------------------------------------------------------------------------
    500,000   Gateway, OH Economic Devel. Corp.
              (Cleveland OH Stadium)                                6.500        09/15/2014  09/15/2004 b       515,300
------------------------------------------------------------------------------------------------------------------------
     15,000   Lisbon, OH Village School District                    6.250        12/01/2017  06/01/2004 b        15,212
------------------------------------------------------------------------------------------------------------------------
     25,000   Lorain County, OH Elderly Hsg. Corp.
              (Harr Plaza)                                          6.375        07/15/2019  07/15/2005 b        25,419
------------------------------------------------------------------------------------------------------------------------
  2,015,000   Marion County, OH HCF
              (United Church Homes)                                 6.375        11/15/2010  05/15/2004 b     2,057,637
------------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, OH
              Administration Building
              (Sisters Of Charity Health Care Systems Inc.)         6.625        05/15/2021  05/15/2004 b        10,042
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Montgomery County, OH HCF
              (Evangelical Retirement Villages), Series B           6.000        02/01/2010  02/01/2010         565,490
------------------------------------------------------------------------------------------------------------------------
     60,000   New Philadelphia, OH City School District GO          6.250        12/01/2017  06/01/2004 b        60,247
------------------------------------------------------------------------------------------------------------------------
  3,000,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)             6.000        12/01/2013  12/01/2009 b     3,112,110
------------------------------------------------------------------------------------------------------------------------
  1,500,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)             6.100        08/01/2020  08/01/2009 b     1,514,775
------------------------------------------------------------------------------------------------------------------------
     20,000   OH Air Quality Devel. Authority
              (Cleveland Electric Illuminating Company)             7.000        09/01/2009  09/01/2004 b        20,057
------------------------------------------------------------------------------------------------------------------------
     70,000   OH Air Quality Devel. Authority
              (Columbus Southern Power Company)                     6.375        12/01/2020  06/01/2004 b        70,969

                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 OHIO Continued
 $  110,000   OH Air Quality Devel. Authority
              (Dayton Power & Light Company)                        6.400%       08/15/2027  08/15/2004 b  $    110,518
------------------------------------------------------------------------------------------------------------------------
    200,000   OH Air Quality Devel. Authority
              (JMG Funding)                                         6.375        01/01/2029  10/01/2004 b       208,454
------------------------------------------------------------------------------------------------------------------------
  2,000,000   OH Air Quality Devel. Authority
              (Ohio Edison Company)                                 5.800        06/01/2016  12/01/2004 d     2,045,100
------------------------------------------------------------------------------------------------------------------------
     20,000   OH Air Quality Devel. Authority
              (PA Power & Light Company)                            5.900        05/01/2018  05/01/2004 b        20,262
------------------------------------------------------------------------------------------------------------------------
     45,000   OH Air Quality Devel. Authority
              (PA Power & Light Company)                            6.150        08/01/2023  08/01/2004 b        46,544
------------------------------------------------------------------------------------------------------------------------
     45,000   OH Education Loan, Series A                           5.850        12/01/2019  06/01/2007 b        47,321
------------------------------------------------------------------------------------------------------------------------
     80,000   OH HFA                                                5.750        09/01/2030  07/01/2009 b        83,442
------------------------------------------------------------------------------------------------------------------------
     45,000   OH HFA                                                6.300        09/01/2017  03/01/2005 b        46,641
------------------------------------------------------------------------------------------------------------------------
     95,000   OH HFA                                                6.375        03/01/2025  09/01/2006 b        97,499
------------------------------------------------------------------------------------------------------------------------
      5,000   OH Higher Educational Facility Commission
              (Kenyon College)                                      7.400        05/01/2007  05/01/2007           5,074
------------------------------------------------------------------------------------------------------------------------
     45,000   OH Metro Regional Transit Authority                   6.800        12/01/2007  06/01/2004 b        45,189
------------------------------------------------------------------------------------------------------------------------
  8,290,000   OH Water Devel. Authority
              (Cleveland Electric Illuminating Company)             7.700        08/01/2025  08/01/2005 b     9,039,582
------------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority
              (Cleveland Electric Illuminating Company)             8.000        10/01/2023  10/01/2004 b        21,106
------------------------------------------------------------------------------------------------------------------------
    200,000   OH Water Devel. Authority
              (Dayton Power & Light Company)                        6.400        08/15/2027  08/15/2004 b       201,368
------------------------------------------------------------------------------------------------------------------------
     25,000   OH Water Devel. Authority
              (General Motors Corp.)                                5.900        06/15/2008  06/15/2004 b        25,056
------------------------------------------------------------------------------------------------------------------------
     20,000   OH Water Devel. Authority (Pure Water)                5.500        12/01/2018  06/01/2004 b        20,262
------------------------------------------------------------------------------------------------------------------------
  5,500,000   OH Water Devel. Authority
              (Toledo Edison Company)                               8.000        10/01/2023  10/01/2004 b     5,804,260
------------------------------------------------------------------------------------------------------------------------
     30,000   Shawnee, OH State University
              General Receipts, Series A                            7.100        06/01/2009  06/01/2004 b        29,993
------------------------------------------------------------------------------------------------------------------------
  2,855,000   Stark County, OH Industrial Devel.
              (Kroger Company)                                      7.200        09/01/2012  09/01/2004 b     2,963,918
------------------------------------------------------------------------------------------------------------------------
     55,000   University of Toledo, OH
              General Receipts Bonds                                5.350        06/01/2025  06/01/2004 b        56,356
------------------------------------------------------------------------------------------------------------------------
     10,000   Warren County, OH Sewer System                        6.700        12/01/2016  06/01/2004 b        10,187
                                                                                                           -------------
                                                                                                             31,521,501

------------------------------------------------------------------------------------------------------------------------
 OKLAHOMA--2.6%
     20,000   Rogers County, OK HFA (Multifamily Hsg.),
              Series A                                              7.750        08/01/2023  08/01/2004 b        20,715
------------------------------------------------------------------------------------------------------------------------
  4,195,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                                   5.375        12/01/2035  12/01/2006 d     3,932,813
------------------------------------------------------------------------------------------------------------------------
  3,000,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                                   5.650        12/01/2035  12/01/2008 d     2,726,250

                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 OKLAHOMA Continued
 $8,350,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                                   5.800%       06/01/2035  12/01/2004 d  $  8,162,125
------------------------------------------------------------------------------------------------------------------------
  5,000,000   Tulsa, OK Municipal Airport Trust
              (American Airlines)                                   6.000        06/01/2035  12/01/2008 d     4,616,150
                                                                                                           -------------
                                                                                                             19,458,053

------------------------------------------------------------------------------------------------------------------------
 OREGON--0.1%
     15,000   Eugene, OR Trojan Nuclear Project                     5.900        09/01/2009  09/01/2004 b        15,165
------------------------------------------------------------------------------------------------------------------------
     50,000   OR Hsg. & Community Services Dept.
              (Multifamily), Series A                               5.950        07/01/2030  07/01/2010 b        52,639
------------------------------------------------------------------------------------------------------------------------
     25,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A                        5.450        07/01/2024  07/01/2004 b        25,273
------------------------------------------------------------------------------------------------------------------------
    135,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A                        5.800        07/01/2016  07/01/2005 b       140,033
------------------------------------------------------------------------------------------------------------------------
     20,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series A                        6.200        07/01/2027  07/01/2009 b        21,173
------------------------------------------------------------------------------------------------------------------------
    260,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series F                        5.650        07/01/2028  07/01/2009 b       270,715
------------------------------------------------------------------------------------------------------------------------
    160,000   OR Hsg. & Community Services Dept.
              (Single Family Mtg.), Series H                        6.000        07/01/2027  07/01/2006 b       167,016
------------------------------------------------------------------------------------------------------------------------
    100,000   OR Hsg. & Community Services Dept.,
              Series B                                              5.900        07/01/2019  07/01/2009 b       106,368
------------------------------------------------------------------------------------------------------------------------
     20,000   OR Hsg. (Elderly & Disabled Hsg.)                     6.300        08/01/2026  08/01/2004 b        20,491
                                                                                                           -------------
                                                                                                                818,873

------------------------------------------------------------------------------------------------------------------------
 PENNSYLVANIA--5.9%
  1,250,000   Allegheny County, PA HDA
              (West Penn Allegheny Health System)                   9.250        11/15/2022  11/15/2012 b     1,384,688
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Allegheny County, PA HDA
              (West Penn Allegheny Health System)                   9.250        11/15/2030  11/15/2010 b     1,107,750
------------------------------------------------------------------------------------------------------------------------
  4,000,000   Beaver County, PA IDA
              (Toledo Edison Company)                               7.625        05/01/2020  05/01/2005 b     4,306,360
------------------------------------------------------------------------------------------------------------------------
  1,900,000   Carbon County, PA IDA
              (Panther Creek Partners)                              6.650        05/01/2010  11/17/2007 c     2,080,101
------------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Colver)                                      7.125        12/01/2015  12/01/2004 b     2,076,060
------------------------------------------------------------------------------------------------------------------------
  4,000,000   PA EDFA (Colver)                                      7.150        12/01/2018  12/01/2004 b     4,150,080
------------------------------------------------------------------------------------------------------------------------
  9,000,000   PA EDFA (Northampton Generating)                      6.400        01/01/2009  01/01/2006 b     9,191,880
------------------------------------------------------------------------------------------------------------------------
  2,000,000   PA EDFA (Northampton Generating)                      6.500        01/01/2013  01/01/2006 b     2,035,720
------------------------------------------------------------------------------------------------------------------------
    840,000   PA EDFA (Northampton Generating)                      6.750        01/01/2007  07/12/2005 c       877,447
------------------------------------------------------------------------------------------------------------------------
 15,000,000   PA EDFA (Sun Company)                                 7.600        12/01/2024  12/01/2004 b    15,823,650
------------------------------------------------------------------------------------------------------------------------
     25,000   PA HFA (Single Family Mtg.), Series 60A               5.750        04/01/2017  04/01/2009 b        26,304
------------------------------------------------------------------------------------------------------------------------
    500,000   Philadelphia, PA Authority for Industrial
              Devel. (Cathedral Village)                            5.750        04/01/2034  04/01/2006 d       500,430
                                                                                                           -------------
                                                                                                             43,560,470

                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 RHODE ISLAND--3.6%
 $4,970,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                      6.000%       06/01/2023  01/12/2010 c  $  4,749,084
------------------------------------------------------------------------------------------------------------------------
 23,210,000   RI Tobacco Settlement Financing Corp.
              (TASC), Series A                                      6.125        06/01/2032  04/24/2014 c    21,651,449
                                                                                                           -------------
                                                                                                             26,400,533

------------------------------------------------------------------------------------------------------------------------
 SOUTH CAROLINA--1.7%
     65,000   Charleston County, SC Hospital Facilities
              (Bon Secours Health System)                           5.625        08/15/2025  08/15/2004 b        66,565
------------------------------------------------------------------------------------------------------------------------
     85,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                              5.500        10/01/2019  10/01/2004 b        86,550
------------------------------------------------------------------------------------------------------------------------
     50,000   Charleston County, SC Hospital Facilities
              (Medical Society Health)                              6.000        10/01/2009  10/01/2004 b        51,149
------------------------------------------------------------------------------------------------------------------------
     80,000   Darlington County, SC IDR
              (Sonoco Products Company)                             6.125        06/01/2025  06/01/2007 b        83,926
------------------------------------------------------------------------------------------------------------------------
  2,195,000   Darlington County, SC IDR
              (Sonoco Products Company)                             6.000        04/01/2026  04/01/2006 b     2,326,788
------------------------------------------------------------------------------------------------------------------------
     25,000   Darlington County, SC Pollution Control
              (Carolina Power & Light Company)                      6.600        11/01/2010  05/01/2004 b        25,722
------------------------------------------------------------------------------------------------------------------------
    395,000   Florence County, SC IDR
              (Stone Container Corp.)                               7.375        02/01/2007  08/01/2004 b       400,945
------------------------------------------------------------------------------------------------------------------------
     40,000   Piedmont, SC Municipal Power Agency, Series A         5.750        01/01/2024  07/01/2004 b        40,123
------------------------------------------------------------------------------------------------------------------------
  2,300,000   Richland County, SC Environmental
              Improvement (International Paper Company)             6.100        04/01/2023  04/01/2014 b     2,494,580
------------------------------------------------------------------------------------------------------------------------
     75,000   Richland-Lexington, SC Airport District
              (Columbia Metropolitan Airport)                       6.125        01/01/2025  01/01/2005 b        77,175
------------------------------------------------------------------------------------------------------------------------
    240,000   SC Tobacco Settlement Management
              Authority, Series B                                   6.000        05/15/2022  06/05/2010 c       228,658
------------------------------------------------------------------------------------------------------------------------
  4,790,000   SC Tobacco Settlement Management
              Authority, Series B                                   6.375        05/15/2028  07/05/2014 c     4,596,292
------------------------------------------------------------------------------------------------------------------------
    130,000   SC Western Carolina Regional Sewer Authority          5.500        03/01/2010  09/01/2004 b       131,736
------------------------------------------------------------------------------------------------------------------------
  2,000,000   Spartanburg County, SC Solid Waste
              Disposal Facilities (BMW US Capital Corp.)            7.550        11/01/2024  11/01/2004 b     2,141,000
------------------------------------------------------------------------------------------------------------------------
     20,000   Spartanburg, SC Leased Hsg. Corp.
              Special Obligation                                    7.500        10/01/2011  10/01/2004 b        20,443
------------------------------------------------------------------------------------------------------------------------
     95,000   York County, SC (Hoechst Celanese Corp.)              5.700        01/01/2024  01/01/2024          92,943
                                                                                                           -------------
                                                                                                             12,864,595

------------------------------------------------------------------------------------------------------------------------
 SOUTH DAKOTA--0.0%
     30,000   Lawrence County, SD Pollution Control
              (Black Hills Power & Light Company)                   6.700        06/01/2010  06/01/2004 b        30,132
------------------------------------------------------------------------------------------------------------------------
     55,000   Pennington County, SD Pollution Control
              (Black Hills Power & Light Company)                   6.700        06/01/2010  06/01/2004 b        55,166
------------------------------------------------------------------------------------------------------------------------
    250,000   SD Educational Enhancement Funding
              Corp. Tobacco Settlement                              6.500        06/01/2032  12/13/2015 c       240,465
                                                                                                           -------------
                                                                                                                325,763

                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 TENNESSEE--0.6%
 $   55,000   Humphreys County, TN IDB
              (E.I. DuPont de Nemours & Company)                    6.700%       05/01/2024  05/01/2004 b  $     56,297
------------------------------------------------------------------------------------------------------------------------
  4,000,000   Maury County, TN IDB
              (General Motors Company)                              6.500        09/01/2024  09/01/2004 b     4,121,280
------------------------------------------------------------------------------------------------------------------------
     15,000   Memphis, TN HFC (Saint's Court Apartments)            6.000        09/01/2013  09/01/2007 b        15,323
------------------------------------------------------------------------------------------------------------------------
     25,000   Metropolitan Government Nashville &
              Davidson County, TN Water & Sewer                     5.500        01/01/2016  07/01/2004 b        25,078
------------------------------------------------------------------------------------------------------------------------
     50,000   Murfreesboro, TN Hsg. Authority
              (Westbrooks Towers)                                   5.875        01/15/2010  01/15/2005 b        50,566
------------------------------------------------------------------------------------------------------------------------
    300,000   Shelby County, TN HE&HF
              (Windsor Apartments), Series A                        6.750        10/01/2017  10/01/2004 b       303,042
------------------------------------------------------------------------------------------------------------------------
     35,000   South Fulton, TN IDB (Tyson Foods)                    6.350        10/01/2015  10/01/2005 b        36,441
                                                                                                           -------------
                                                                                                              4,608,027

------------------------------------------------------------------------------------------------------------------------
 TEXAS--10.4%
     40,000   Alliance Airport Authority, TX
              (Federal Express Corp.)                               6.375        04/01/2021  04/01/2006 b        42,708
------------------------------------------------------------------------------------------------------------------------
     65,000   Baytown, TX Properties Management
              & Devel. Corp. (Baytown Terrace)                      6.100        08/15/2021  08/15/2004 b        65,076
------------------------------------------------------------------------------------------------------------------------
     25,000   Brazos County, TX HFDC
              (St. Joseph Hospital & Health Center)                 6.000        01/01/2013  07/01/2004 b        25,540
------------------------------------------------------------------------------------------------------------------------
  4,400,000   Brazos River Authority, TX
              (Centerpoint Energy)                                  7.750        12/01/2018  12/01/2008 b     4,835,468
------------------------------------------------------------------------------------------------------------------------
 14,085,000   Brazos River Authority, TX
              (TXU Energy Company)                                  6.750        04/01/2038  04/01/2013 d    16,296,204
------------------------------------------------------------------------------------------------------------------------
     20,000   Brazos River Authority, TX
              (TXU Energy Company)                                  6.750        10/01/2038  10/01/2013 b        21,749
------------------------------------------------------------------------------------------------------------------------
  6,000,000   Brazos River Authority, TX
              (TXU Energy Company)                                  7.700        04/01/2033  04/01/2013 b     6,857,820
------------------------------------------------------------------------------------------------------------------------
    250,000   Brazos River, TX Harbor Navigation District
              (Dow Chemical Company)                                6.625        05/15/2033  05/15/2012 b       275,335
------------------------------------------------------------------------------------------------------------------------
    705,000   Dallas, TX Hsg. Corp.
              (Estell Village Apartments)                           7.875        12/01/2009  06/01/2004 b       714,080
------------------------------------------------------------------------------------------------------------------------
    500,000   Dallas, TX Hsg. Corp. (Section 8)                     7.850        08/01/2013  08/01/2004 b       510,250
------------------------------------------------------------------------------------------------------------------------
  3,500,000   Dallas-Fort Worth, TX International Airport
              (American Airlines)                                   6.050        05/01/2029  11/01/2005 d     3,247,090
------------------------------------------------------------------------------------------------------------------------
 10,000,000   Dallas-Fort Worth, TX International Airport
              DRIVERS i                                            9.630 r       11/01/2021  11/01/2009 b    11,252,700
------------------------------------------------------------------------------------------------------------------------
  7,500,000   Dallas-Fort Worth, TX International Airport
              DRIVERS i                                           10.880 r       01/01/2035  01/01/2009 b     9,130,125
------------------------------------------------------------------------------------------------------------------------
    100,000   Dallas-Fort Worth, TX Regional Airport
              (Dallas-Fort Worth International)                     5.750        11/01/2024  11/01/2004 b       100,273
------------------------------------------------------------------------------------------------------------------------
     15,000   Dilley, TX Special Project
              (Department of Criminal Justice)                      7.000        04/01/2009  10/01/2004 b        15,414

                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 TEXAS Continued
 $   30,000   Gulf Coast, TX Waste Disposal Authority
              (Houston Lighting & Power Company)                    6.375%       04/01/2012  04/26/2004 b  $     30,410
------------------------------------------------------------------------------------------------------------------------
  3,710,000   Harris County, TX IDC
              (Kinder Morgan Energy Partners)                       6.950        02/01/2022  08/01/2004 b     3,814,993
------------------------------------------------------------------------------------------------------------------------
     50,000   Harrison County, TX HFDC
              (Marshall Regional Medical Center)                    5.500        01/01/2018  01/01/2010 b        52,337
------------------------------------------------------------------------------------------------------------------------
  6,200,000   Lower CO River Authority, TX Pollution
              Control (Samsung Electronics Company)                 6.375        04/01/2027  04/01/2007 b     6,707,842
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Lower Neches Valley, TX IDC
              (Mobil Oil Refining Corp.)                            6.400        03/01/2030  03/01/2005 b     1,038,020
------------------------------------------------------------------------------------------------------------------------
     85,000   Matagorda County, TX Navigation
              District No. 1 (Central Power & Light)                6.000        07/01/2028  07/01/2004 b        86,998
------------------------------------------------------------------------------------------------------------------------
  1,750,000   North Forest, TX Independent School
              District GO                                           6.000        08/15/2025  02/15/2006 b     1,851,185
------------------------------------------------------------------------------------------------------------------------
  4,385,000   Port of Bay City, TX (Hoechst Celanese Corp.)         6.500        05/01/2026  05/01/2008 b     4,503,702
------------------------------------------------------------------------------------------------------------------------
    180,000   Ranger, TX Hsg. Corp. (Ranger Apartments)             7.500        03/01/2009  09/01/2004 b       191,585
------------------------------------------------------------------------------------------------------------------------
  1,000,000   Ranger, TX Hsg. Corp. (Ranger Apartments),
              Series A                                              8.800        03/01/2024  09/01/2004 b     1,084,270
------------------------------------------------------------------------------------------------------------------------
     40,000   Rio Grande Valley, TX HFDC
              (Valley Baptist Medical Center)                       6.375        08/01/2022  08/01/2004 b        40,554
------------------------------------------------------------------------------------------------------------------------
     10,000   Royse City, TX Certificates of Obligation             6.500        08/01/2006  08/01/2004 b        10,035
------------------------------------------------------------------------------------------------------------------------
    500,000   South Plains, TX Regional Hsg. Authority
              (Section 8)                                           6.900        08/01/2009  08/01/2005 b       514,905
------------------------------------------------------------------------------------------------------------------------
    750,000   Titis County, TX Fresh Water Supply District
              (American Electric Power Company)                     8.200        08/01/2011  08/01/2004 b       782,325
------------------------------------------------------------------------------------------------------------------------
     10,000   Trinity, TX River Authority Cade Branch
              Wastewater                                            6.350        08/01/2013  08/01/2004 b        10,255
------------------------------------------------------------------------------------------------------------------------
    300,000   TX Department of Hsg. & Community
              Affairs (Single Family)                               5.800        09/01/2029  09/01/2007 b       314,964
------------------------------------------------------------------------------------------------------------------------
     25,000   TX GO                                                 5.750        08/01/2020  08/01/2005 b        26,099
------------------------------------------------------------------------------------------------------------------------
     10,000   TX Panhandle Elderly Apartments Corp.
              (Pampa Partnership LTD)                               7.000        05/01/2010  06/18/2008 c         9,854
------------------------------------------------------------------------------------------------------------------------
  2,295,000   TX Panhandle HFA (Amarillo Affordable Hsg.)           6.625        03/01/2020  03/01/2010 b     2,388,590
------------------------------------------------------------------------------------------------------------------------
     25,000   TX State Research Division (Veteran's Land)           6.400        12/01/2024  12/01/2004 b        25,718
------------------------------------------------------------------------------------------------------------------------
     35,000   TX State Veterans Hsg. Assistance, Series A           7.000        12/01/2025  12/01/2004 b        36,083
------------------------------------------------------------------------------------------------------------------------
     45,000   TX State Veterans Hsg. Assistance, Series B           6.100        06/01/2031  12/01/2009 b        48,605
------------------------------------------------------------------------------------------------------------------------
     10,000   TX State Veterans Hsg. Assistance, Series DD          7.000        12/01/2025  12/01/2004 b        10,309
------------------------------------------------------------------------------------------------------------------------
     10,000   Tyler, TX Junior College District                     5.875        08/15/2011  08/15/2004 b        10,162
------------------------------------------------------------------------------------------------------------------------
    615,000   West Side Calhoun County, TX Naval District
              (Union Carbide Chemical & Plastics)                   6.400        05/01/2023  05/01/2023         586,858
                                                                                                           -------------
                                                                                                             77,566,490

                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 U.S. POSSESSIONS--0.5%
 $1,925,000   Puerto Rico Municipal Finance Agency RITES i         10.077% r     08/01/2013  08/01/2009 b  $  2,546,794
------------------------------------------------------------------------------------------------------------------------
    750,000   V.I. Public Finance Authority, Series A               6.375        10/01/2019  10/01/2010 b       848,363
                                                                                                           -------------
                                                                                                              3,395,157

------------------------------------------------------------------------------------------------------------------------
 UTAH--0.0%
      5,000   UT HFA                                                6.150        07/01/2025  01/01/2006 b         5,105
------------------------------------------------------------------------------------------------------------------------
      5,000   UT HFA                                                6.650        07/01/2020  07/01/2004 b         5,122
------------------------------------------------------------------------------------------------------------------------
     30,000   UT State Building Ownership Authority,
              Series A                                              5.750        08/15/2011  08/15/2004 b        30,456
------------------------------------------------------------------------------------------------------------------------
     20,000   UT University Campus Facilities System,
              Series A                                              6.750        10/01/2014  10/01/2004 b        20,513
                                                                                                           -------------
                                                                                                                 61,196

------------------------------------------------------------------------------------------------------------------------
 VERMONT--0.1%
     55,000   VT E&HBFA (Lyndon Institute)                          6.000        12/01/2006  07/25/2005 c        56,470
------------------------------------------------------------------------------------------------------------------------
     50,000   VT E&HBFA (Lyndon Institute)                          6.600        12/01/2014  12/01/2006 b        52,712
------------------------------------------------------------------------------------------------------------------------
    135,000   VT HFA (Single Family), Series 11A                    5.900        05/01/2019  07/15/2006 g       144,495
------------------------------------------------------------------------------------------------------------------------
     80,000   VT HFA (Single Family), Series 9                      5.900        05/01/2029  06/01/2009 b        83,698
------------------------------------------------------------------------------------------------------------------------
     20,000   VT Student Assistance Corp. Education Loan            6.700        12/15/2012  06/15/2004 b        20,594
                                                                                                           -------------
                                                                                                                357,969

------------------------------------------------------------------------------------------------------------------------
 VIRGINIA--1.6%
     25,000   Alexandria, VA IDA (Alexandria Hospital)              5.500        07/01/2014  07/01/2004 b        25,539
------------------------------------------------------------------------------------------------------------------------
  4,840,000   Giles County, VA IDA
              (Hoechst Celanese Corp.)                              6.625        12/01/2022  06/01/2004 b     4,855,972
------------------------------------------------------------------------------------------------------------------------
     25,000   Harrisonburg, VA IDA
              (Rockingham Memorial Hospital)                        5.250        12/01/2022  12/01/2004 b        25,170
------------------------------------------------------------------------------------------------------------------------
    995,000   Isle Wight County, VA IDA Solid Waste
              (Union Camp Corp.)                                    6.550        04/01/2024  04/01/2006 b     1,018,223
------------------------------------------------------------------------------------------------------------------------
     10,000   Manassas, VA GO, Series B                             6.000        05/01/2014  05/01/2004 b        10,234
------------------------------------------------------------------------------------------------------------------------
  1,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                       5.000        08/15/2010  08/15/2010       1,442,355
------------------------------------------------------------------------------------------------------------------------
  2,500,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                       5.000        08/15/2011  08/15/2011       2,382,675
------------------------------------------------------------------------------------------------------------------------
  2,000,000   Pocahontas Parkway Association, VA
              (Route 895 Connector Toll Road)                       5.250        08/15/2008  08/15/2008       1,982,340
------------------------------------------------------------------------------------------------------------------------
     40,000   Southampton County, VA IDA Medical
              Facilities Mtg.                                       5.625        01/15/2022  07/15/2009 b        42,945
                                                                                                           -------------
                                                                                                             11,785,453

------------------------------------------------------------------------------------------------------------------------
 WASHINGTON--1.1%
     75,000   Bellevue, WA Water & Sewer                            6.000        10/01/2004  10/01/2004          75,305
------------------------------------------------------------------------------------------------------------------------
     25,000   King County, WA Public Hospital District
              (Valley Medical Center)                               5.500        09/01/2017  09/01/2004 b        25,493
------------------------------------------------------------------------------------------------------------------------
     20,000   Pierce County, WA Economic Devel. Corp.
              (Occidental Petroleum Corp.)                          5.800        09/01/2029  09/01/2004 b        20,091

                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 WASHINGTON Continued
 $  500,000   Pilchuck, WA Devel. Public Corp.
              (B.F. Goodrich Company)                               6.000%       08/01/2023  08/01/2005 b  $    501,950
------------------------------------------------------------------------------------------------------------------------
  4,025,000   Port Longview, WA IDC
              (Weyerhauser Company)                                 7.450        02/01/2013  08/01/2004 b     4,116,770
------------------------------------------------------------------------------------------------------------------------
     25,000   South Columbia, WA Basin Irrigation District          6.200        06/01/2005  06/01/2004 b        25,207
------------------------------------------------------------------------------------------------------------------------
    330,000   Spokane, WA Downtown Foundation
              (River Park Square)                                   5.600        08/01/2019  08/01/2010 b       333,703
------------------------------------------------------------------------------------------------------------------------
  1,500,000   Vancouver, WA Downtown Redevel. Authority
              (Conference Center)                                   6.000        01/01/2028  01/01/2014 b     1,639,335
------------------------------------------------------------------------------------------------------------------------
    100,000   WA HCF Authority
              (Harrison Memorial Hospital)                          5.300        08/15/2014  08/15/2004 b       102,291
------------------------------------------------------------------------------------------------------------------------
    155,000   WA HFC (The Hearthstone)                              6.250        01/01/2021  01/01/2005 b       160,461
------------------------------------------------------------------------------------------------------------------------
    695,000   WA State Hsg. Finance Commission
              (Antioch University)                                  6.350        01/01/2027  01/01/2006 b       749,551
------------------------------------------------------------------------------------------------------------------------
     10,000   WA State Hsg. Finance Commission
              (Gilman Meadows)                                      7.400        01/01/2030  02/14/2007 b        10,382
                                                                                                           -------------
                                                                                                              7,760,539

------------------------------------------------------------------------------------------------------------------------
 WEST VIRGINIA--0.5%
  2,400,000   Berkeley County, WV Building Commission
              (City Hospital)                                       6.500        11/01/2022  11/01/2004 b     2,409,600
------------------------------------------------------------------------------------------------------------------------
     50,000   Jefferson County, WV Residential Mtg., Series A       7.750        01/01/2007  07/01/2004 b        50,033
------------------------------------------------------------------------------------------------------------------------
     50,000   Kanawha County, WV Industrial Devel.
              (The Kroger Company)                                  7.125        11/01/2012  11/01/2005 b        51,048
------------------------------------------------------------------------------------------------------------------------
  1,025,000   Kanawha County, WV Industrial Devel.
              (Union Carbide Chemical & Plastics Company)           8.000        08/01/2020  08/01/2020       1,018,334
------------------------------------------------------------------------------------------------------------------------
     50,000   Marmet, WV Community Devel.
              (The Kroger Company)                                  8.000        12/01/2013  06/01/2004 b        51,682
------------------------------------------------------------------------------------------------------------------------
     25,000   Marshall County, WV Pollution Control
              (Ohio Power Company)                                  5.900        04/01/2022  10/01/2004 b        25,382
------------------------------------------------------------------------------------------------------------------------
     25,000   South Charleston, WV IDR
              (Union Carbide Chemical & Plastics Company)           8.000        08/01/2020  08/01/2020          24,995
------------------------------------------------------------------------------------------------------------------------
    140,000   WV Hsg. Development, Series B                         5.350        11/01/2032  05/01/2010 b       144,222
                                                                                                           -------------
                                                                                                              3,775,296

------------------------------------------------------------------------------------------------------------------------
 WISCONSIN--5.2%
 28,520,000   Badger, WI Tobacco Asset Securitization Corp.         6.125        06/01/2027  02/03/2010 c    27,659,837
------------------------------------------------------------------------------------------------------------------------
  9,475,000   Badger, WI Tobacco Asset Securitization Corp.         6.375        06/01/2032  11/28/2016 c     8,954,823
------------------------------------------------------------------------------------------------------------------------
     60,000   Janesville, WI Industrial Devel.
              (Paramount Communications)                            7.000        10/15/2017  04/15/2004 b        62,598
------------------------------------------------------------------------------------------------------------------------
    150,000   WI GO                                                 6.000        05/01/2027  11/01/2006 b       155,423
------------------------------------------------------------------------------------------------------------------------
  1,000,000   WI H&EFA
              (Hess Memorial Hospital Association)                  7.875        11/01/2022  11/01/2005 b     1,100,570
------------------------------------------------------------------------------------------------------------------------
     25,000   WI Hsg. & Economic Devel. Authority                   5.800        11/01/2013  12/01/2004 b        25,536
------------------------------------------------------------------------------------------------------------------------
    625,000   WI Hsg. & Economic Devel. Authority, Series A         5.650        11/01/2023  10/01/2004 b       647,500


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

 PRINCIPAL                                                                                    EFFECTIVE      MARKET VALUE
   AMOUNT                                                          COUPON         MATURITY   MATURITY*        SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
 WISCONSIN Continued
 $   25,000   WI Hsg. & Economic Devel. Authority, Series A         5.800%       11/01/2013  12/01/2004 b  $     25,535
------------------------------------------------------------------------------------------------------------------------
      5,000   WI Hsg. & Economic Devel. Authority, Series A         6.500        11/01/2026  07/01/2007 b         5,159
------------------------------------------------------------------------------------------------------------------------
     35,000   WI Hsg. & Economic Devel. Authority, Series A         6.850        11/01/2012  01/01/2005 b        35,068
------------------------------------------------------------------------------------------------------------------------
     25,000   WI Hsg. & Economic Devel. Authority, Series C         5.875        11/01/2019  12/01/2004 b        25,527
                                                                                                           -------------
                                                                                                             38,697,576

------------------------------------------------------------------------------------------------------------------------
 WYOMING--0.8%
     20,000   Lincoln County, WY Pollution Control
              (PacifiCorp)                                          5.625        11/01/2021  11/01/2005 b        20,453
------------------------------------------------------------------------------------------------------------------------
  5,195,000   Sweetwater County, WY Pollution Control
              (Idaho Power Company)                                 6.050        07/15/2026  07/15/2006 b     5,536,208
------------------------------------------------------------------------------------------------------------------------
    225,000   Weston County, WY Pollution Control
              (Black Hills Corp.)                                   6.700        06/01/2010  06/01/2004 b       225,988
------------------------------------------------------------------------------------------------------------------------
     20,000   WY CDA                                                5.700        12/01/2011  05/01/2010 b        22,053
                                                                                                           -------------
                                                                                                              5,804,702

------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $740,815,022)--103.6%                                                    769,798,441
------------------------------------------------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF OTHER ASSETS--(3.6)                                                              (26,987,651)
                                                                                                           -------------
 NET ASSETS--100.0%                                                                                        $742,810,790
                                                                                                           =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed:

  b. Optional call date; corresponds to the most conservative yield calculation.

  c. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

  d. Date of mandatory put.

  g. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

i. Identifies issues considered to be illiquid. See Note 5 of Notes to Financial Statements.

r. Represents the current interest rate for a variable rate bond known as an "inverse floater". See Note 1 of Notes to Financial Statements.

v. Represents the current interest rate for a variable or increasing rate security.

                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

To simplify the listing of securities, abbreviations are used per the table below:
CCC           Continuing Care Center
CDA           Communities Development Authority
COP           Certificates of Participation
DFA           Development Finance Authority
DRIVERS       Derivative Inverse Tax Exempt Receipts
E&HBFA        Educational Health Buildings Financing Agency
EDA           Economic Development Authority
EDFA          Economic Development Finance Authority
EFA           Educational Facilities Authority
GO            General Obligation
H&EFA         Health and Educational Facilities Authority
H&HEFA        Hospitals and Higher Educational Facilities Authority
HCF           Health Care Facilities
HDA           Hospital Development Authority
HDC           Housing Development Corp.
HE&H          Higher Educational and Health
HE&HF         Higher Educational and Housing Facilities
HF&D          Housing Finance and Development
HFA           Housing Finance Agency
HFC           Housing Finance Corp.
HFDC          Health Facilities Development Corp.
HOC           Housing Opportunities Commission
IDA           Industrial Development Agency
IDB           Industrial Development Board
IDC           Industrial Development Corporation
IDR           Industrial Development Revenue
IFPCFA        Industrial Facilities and Pollution Control Financing Authority
INFLOS        Inverse Floating Rate Securities
IRS           Inverse Rate Security
MFA           Mortgage Finance Authority
PARS          Periodic Auction Reset Securities
RITES         Residual Interest Tax Exempt Security
RWJ           Robert Wood Johnson
TASC          Tobacco Settlement Asset-Backed Bonds
V.I.          United States Virgin Islands

--------------------------------------------------------------------------------
 SUMMARY OF RATINGS  MARCH 31, 2004
--------------------------------------------------------------------------------
 DISTRIBUTION OF INVESTMENTS BY RATING CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

 RATING                                                                PERCENT
-------------------------------------------------------------------------------
 AAA                                                                     13.1%
 AA                                                                       2.0
 A                                                                        9.0
 BBB                                                                     71.3
 BB                                                                       0.8
 B                                                                        2.9
 CCC                                                                      0.4
 Not Rated                                                                0.5
                                                                       --------
 Total                                                                  100.0%
                                                                       ========

 BONDS RATED BY ANY NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION ARE INCLUDED IN THE EQUIVALENT STANDARD & POOR'S RATING CATEGORY. AS A GENERAL MATTER, UNRATED BONDS MAY BE BACKED BY MORTGAGE LIENS OR EQUIPMENT LIENS ON THE UNDERLYING PROPERTY, AND ALSO MAY BE GUARANTEED. BONDS WHICH ARE BACKED BY A LETTER OF CREDIT OR BY OTHER FINANCIAL INSTITUTIONS OR AGENCIES MAY BE ASSIGNED AN INVESTMENT-GRADE RATING BY THE MANAGER, WHICH REFLECTS THE QUALITY OF THE GUARANTOR, INSTITUTION OR AGENCY. UNRATED BONDS MAY ALSO BE ASSIGNED A RATING WHEN THE ISSUER HAS RATED BONDS OUTSTANDING WITH COMPARABLE CREDIT CHARACTERISTICS, OR WHEN, IN THE OPINION OF THE MANAGER, THE BOND ITSELF POSSESSES CREDIT CHARACTERISTICS WHICH ALLOW FOR RATING. THE UNRATED BONDS IN THE PORTFOLIO ARE PREDOMINANTLY SMALLER ISSUERS WHICH HAVE NOT APPLIED FOR A BOND RATING. ONLY THOSE UNRATED BONDS WHICH SUBSEQUENT TO PURCHASE HAVE NOT BEEN DESIGNATED INVESTMENT GRADE BY THE MANAGER ARE INCLUDED IN THE "NOT RATED" CATEGORY.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
-------------------------------------------------------------------------------

 MARCH 31, 2004
-------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------
 Investments, at value (cost $740,815,022)--see accompanying
 statement of investments                                         $769,798,441
-------------------------------------------------------------------------------
 Cash                                                                  284,275
-------------------------------------------------------------------------------
 Receivables and other assets:
 Interest                                                           15,868,944
 Shares of beneficial interest sold                                  7,715,350
 Investments sold                                                      290,263
 Other                                                                 104,244
                                                                  -------------
 Total assets                                                      794,061,517

-------------------------------------------------------------------------------
 LIABILITIES
-------------------------------------------------------------------------------
 Payables and other liabilities:
 Notes payable to bank (interest rate 1.8100% at March 31, 2004     45,700,000
 Shares of beneficial interest redeemed                              3,149,801
 Investments purchased                                               1,214,727
 Dividends                                                             646,376
 Distribution and service plan fees                                    411,044
 Transfer and shareholder servicing agent fees                          32,732
 Shareholder communications                                             28,410
 Trustees' compensation                                                  6,448
 Other                                                                  61,189
                                                                  -------------
 Total liabilities                                                  51,250,727

-------------------------------------------------------------------------------
 NET ASSETS                                                       $742,810,790
                                                                  =============

-------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
 Par value of shares of beneficial interest                       $     48,732
-------------------------------------------------------------------------------
 Additional paid-in capital                                        722,463,557
-------------------------------------------------------------------------------
 Accumulated net investment income                                     332,106
-------------------------------------------------------------------------------
 Accumulated net realized loss on investments                       (9,017,024)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                         28,983,419
                                                                  -------------
 NET ASSETS                                                       $742,810,790
                                                                  =============

                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $391,256,512 and 25,641,954 shares of beneficial interest outstanding) $15.26 Maximum offering price per share (net asset value plus sales charge of
 3.50% of offering price)                                                $15.81
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $87,005,625 and 5,705,869 shares of beneficial interest
 outstanding)                                                            $15.25
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $264,548,653 and 17,384,433 shares of beneficial interest
 outstanding)                                                            $15.22

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED MARCH 31, 2004
-----------------------------------------------------------------------------------
 INVESTMENT INCOME
-----------------------------------------------------------------------------------
 Interest                                                              $17,967,277

-----------------------------------------------------------------------------------
 EXPENSES
-----------------------------------------------------------------------------------
 Management fees                                                         1,329,363
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   388,822
 Class B                                                                   399,567
 Class C                                                                 1,045,828
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                    91,545
 Class B                                                                    27,010
 Class C                                                                    51,050
-----------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                                    12,260
 Class B                                                                     2,722
 Class C                                                                     5,056
-----------------------------------------------------------------------------------
 Interest expense                                                          477,213
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                15,501
-----------------------------------------------------------------------------------
 Trustees' compensation                                                      6,639
-----------------------------------------------------------------------------------
 Accounting service fees                                                     6,000
-----------------------------------------------------------------------------------
 Other                                                                     118,963
                                                                       ------------
 Total expenses                                                          3,977,539
 Less reduction to custodian expenses                                       (1,447)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                    (1,564)
 Class B                                                                       (36)
 Class C                                                                       (81)
                                                                       ------------
 Net expenses                                                            3,974,411

-----------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                                  13,992,866

-----------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------
 Net realized gain on investments                                        2,339,463
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments                   18,720,759

-----------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $35,053,088
                                                                       ============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          SIX MONTHS             YEAR
                                                               ENDED            ENDED
                                                      MARCH 31, 2004    SEPTEMBER 30,
                                                         (UNAUDITED)             2003
--------------------------------------------------------------------------------------
 OPERATIONS
--------------------------------------------------------------------------------------
 Net investment income                                  $ 13,992,866     $ 16,392,781
--------------------------------------------------------------------------------------
 Net realized gain (loss)                                  2,339,463       (5,386,898)
--------------------------------------------------------------------------------------
 Net change in unrealized appreciation                    18,720,759        4,939,874
                                                        ------------------------------
 Net increase in net assets resulting from operations     35,053,088       15,945,757

--------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                  (8,066,428)      (9,590,308)
 Class B                                                  (1,737,831)      (2,105,763)
 Class C                                                  (4,573,697)      (4,142,125)

--------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                 120,107,163      148,514,970
 Class B                                                  13,385,078       46,631,431
 Class C                                                  93,251,700      138,391,355

--------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------
 Total increase                                          247,419,073      333,645,317
--------------------------------------------------------------------------------------
 Beginning of period                                     495,391,717      161,746,400
                                                        ------------------------------
 End of period (including accumulated net investment
 income of $332,106 and $717,196, respectively)         $742,810,790     $495,391,717
                                                        ==============================

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS  UNAUDITED
--------------------------------------------------------------------------------

 FOR THE SIX MONTHS ENDED MARCH 31, 2004
-----------------------------------------------------------------------------------
 CASH FLOWS FROM OPERATING ACTIVITIES
-----------------------------------------------------------------------------------
 Net increase in net assets from operations                          $  35,053,088
-----------------------------------------------------------------------------------
 Adjustments to reconcile net increase in net assets from
 operations
 to net cash used in operating activities:
 Purchase of investment securities                                    (400,421,381)
 Proceeds from disposition of investment securities                    168,334,289
 Increase in interest receivable                                        (5,484,638)
 Decrease in receivable for securities sold                              5,960,086
 Increase in other assets                                                  (59,182)
 Decrease in payable for securities purchased                          (20,396,173)
 Increase in accrued expenses                                              168,957
 Premium amortization                                                    3,930,777
 Discount amortization                                                    (250,141)
 Realized gain on securities                                            (2,339,463)
 Unrealized appreciation on securities                                 (18,720,759)
                                                                     --------------
 Net cash used in operating activities                                (234,224,540)

-----------------------------------------------------------------------------------
 CASH FLOWS FROM FINANCING ACTIVITIES
-----------------------------------------------------------------------------------
 Proceeds from issuance of debt                                        227,600,000
 Payments on outstanding debt                                         (203,600,000)
 Proceeds from shares sold                                             280,488,974
 Payment on shares redeemed                                            (64,818,469)
 Cash distributions paid                                                (5,649,394)
                                                                     --------------
 Net cash provided by financing activities                             234,021,111

-----------------------------------------------------------------------------------
 Net decrease in cash                                                     (203,429)
-----------------------------------------------------------------------------------
 Cash, beginning balance                                                   487,704
                                                                     --------------
 Cash, ending balance                                                $     284,275
                                                                     ==============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         SIX MONTHS                                              YEAR
                                              ENDED                                             ENDED
                                     MARCH 31, 2004                                         SEPT. 30,
 CLASS A                                (UNAUDITED)      2003      2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $14.70     $4.86    $14.71    $14.28    $14.76    $15.65
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .37       .79       .73       .73       .72       .72
 Net realized and unrealized gain (loss)        .57      (.16)      .14       .42      (.39)     (.88)
                                           ------------------------------------------------------------
 Total from investment operations               .94       .63       .87      1.15       .33      (.16)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income          (.38)     (.79)     (.72)     (.72)     (.72)     (.71)
 Distributions from net realized gain            --        --        --        --      (.09)     (.02)
                                           ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.38)     (.79)     (.72)     (.72)     (.81)     (.73)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $15.26    $14.70    $14.86    $14.71    $14.28    $14.76
                                           ============================================================

-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1            6.48%     4.19%     6.17%     8.22%     2.48%    (1.08)%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $391,257  $260,413  $112,312  $100,734  $ 99,032  $124,273
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $316,485  $184,574  $100,220  $ 97,558  $106,818  $118,906
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                         4.96%     5.36%     5.02%     5.02%     5.13%     4.72%
 Total expenses                                0.96%     1.00%     0.92%     0.94%     0.94%     0.90%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             N/A 3,4   N/A 3    0.89% 5    N/A 3     N/A 3     N/A 3
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         26%       78%      100%       32%       74%       10%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  CONTINUED
-------------------------------------------------------------------------------

                                         SIX MONTHS                                             YEAR
                                              ENDED                                            ENDED
                                     MARCH 31, 2004                                        SEPT. 30,
 CLASS B                                (UNAUDITED)      2003      2002      2001      2000     1999
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $14.69    $14.85    $14.70    $14.28    $14.76   $15.65
-------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment income                          .32       .69       .62       .62       .62      .62
 Net realized and unrealized gain (loss)        .57      (.18)      .15       .41      (.39)    (.89)
                                           ------------------------------------------------------------
 Total from investment operations               .89       .51       .77      1.03       .23     (.27)
-------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income          (.33)     (.67)     (.62)     (.61)     (.62)    (.60)
 Distributions from net realized gain            --        --        --        --      (.09)    (.02)
                                           ------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.33)     (.67)     (.62)     (.61)     (.71)    (.62)
-------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $15.25    $14.69    $14.85    $14.70    $14.28   $14.76
                                           ============================================================

-------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1            6.08%     3.40%     5.38%     7.34%     1.71%   (1.83)%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)   $87,006   $70,742   $24,086   $19,519   $17,972  $18,856
-------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $79,901   $47,571   $20,967   $18,479   $18,498  $17,203
-------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                         4.24%     4.60%     4.27%     4.25%     4.36%    3.96%
 Total expenses                                1.72%     1.77%     1.68%     1.70%     1.70%    1.66%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             N/A 3,4   N/A 3    1.65% 5    N/A 3     N/A 3    N/A 3
-------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         26%       78%      100%       32%       74%      10%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

                                         SIX MONTHS                                             YEAR
                                              ENDED                                            ENDED
                                     MARCH 31, 2004                                        SEPT. 30,
 CLASS C                                (UNAUDITED)      2003      2002      2001      2000     1999
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period        $14.66    $14.82    $14.68    $14.25    $14.73   $15.62
------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                          .31       .69       .62       .62       .62      .61
 Net realized and unrealized gain (loss)        .58      (.18)      .14       .42      (.39)    (.88)
                                           -----------------------------------------------------------
 Total from investment operations               .89       .51       .76      1.04       .23     (.27)
------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income          (.33)     (.67)     (.62)     (.61)     (.62)    (.60)
 Distributions from net realized gain            --        --        --        --      (.09)    (.02)
                                           -----------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                               (.33)     (.67)     (.62)     (.61)     (.71)    (.62)
------------------------------------------------------------------------------------------------------
 Net asset value, end of period              $15.22    $14.66    $14.82    $14.68    $14.25   $14.73
                                           ===========================================================

------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1            6.11%     3.42%     5.32%     7.43%     1.71%   (1.84)%
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $264,549  $164,236   $25,349   $19,604   $17,282  $21,876
------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $209,458  $ 93,199   $21,058   $17,692   $18,906  $21,036
------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                         4.21%     4.62%     4.27%     4.25%     4.37%    3.96%
 Total expenses                                1.69%     1.75%     1.68%     1.70%     1.70%    1.66%
 Expenses after expense reimbursement
 or fee waiver and reduction to
 custodian expenses                             N/A 3,4   N/A 3    1.65% 5    N/A 3     N/A 3    N/A 3
------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                         26%       78%      100%       32%       74%      10%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.
5. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Limited Term Municipal Fund (the Fund) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income tax. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund intends to invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $56,396,137 as of March 31, 2004. Including the effect of leverage, inverse floaters represent 7.46% of the Fund's total assets as of March 31, 2004.

                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $8,969,445 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund used $2,339,463 and $798,460, respectively, of carryforward to offset capital gains realized.

 As of September 30, 2003, the Fund had available for federal income tax purposes post-October losses of $6,137,779 and an unused capital loss carryforward as follows:

                              EXPIRING
                              ---------------------
                              2009       $5,171,129
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
-------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       SIX MONTHS ENDED MARCH 31, 2004     YEAR ENDED SEPTEMBER 30, 2003
                                SHARES          AMOUNT             SHARES         AMOUNT
-----------------------------------------------------------------------------------------
 CLASS A
 Sold                       10,107,811    $153,025,720         14,192,162   $207,224,129
 Dividends and/or
 distributions reinvested      334,836       5,071,892            420,549      6,147,033
 Redeemed                   (2,515,937)    (37,990,449)        (4,456,596)   (64,856,192)
                            -------------------------------------------------------------
 Net increase                7,926,710    $120,107,163         10,156,115   $148,514,970
                            =============================================================

-----------------------------------------------------------------------------------------
 CLASS B
 Sold                        1,392,536    $ 20,965,128          4,074,602   $ 59,457,227
 Dividends and/or
 distributions reinvested       63,492         960,465             81,028      1,183,552
 Redeemed                     (565,619)     (8,540,515)          (962,235)   (14,009,348)
                            -------------------------------------------------------------
 Net increase                  890,409    $ 13,385,078          3,193,395   $ 46,631,431
                            =============================================================

-----------------------------------------------------------------------------------------
 CLASS C
 Sold                          7,384,684  $111,366,924         10,741,928   $156,549,245
 Dividends and/or
 distributions reinvested        161,786     2,444,485            161,693      2,356,779
 Redeemed                     (1,363,602)  (20,559,709)        (1,412,203)   (20,514,669)
                            -------------------------------------------------------------
 Net increase                  6,182,868  $ 93,251,700          9,491,418   $138,391,355
                            =============================================================

                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $274,818,594 and $126,355,190, respectively.
--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $100 million of average annual net assets, 0.45% of the next $150 million, 0.425% of the next $250 million, and 0.40% of average annual net assets in excess of $500 million.
--------------------------------------------------------------------------------
 ACCOUNTING FEES. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $160,158 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B

                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B and Class C shares were $1,307,576 and $4,004,089, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                        CLASS A         CLASS B        CLASS C
                        CLASS A      CONTINGENT      CONTINGENT     CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED       DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES  SALES CHARGES
 SIX MONTHS         RETAINED BY     RETAINED BY     RETAINED BY    RETAINED BY
 ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------
 March 31, 2004        $310,841          $2,542         $81,036        $49,258

--------------------------------------------------------------------------------
 5. ILLIQUID SECURITIES
 As of March 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2004 was $55,712,722, which represents 7.50% of the Fund's net assets.
--------------------------------------------------------------------------------
 6. BANK BORROWINGS
 The Fund may borrow from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement which enables it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permits borrowings up to $540 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The rate of 0.625% was effective from January 1, 2003 to November 8, 2003; thereafter, the rate is 0.75%. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

    The Fund had borrowings outstanding of $45,700,000 at March 31, 2004 at an interest rate of 1.81%. For the six months ended March 31, 2004, the average monthly loan balance was $53,121,663 at an average daily interest rate of 1.758%. The Fund had gross borrowings and gross loan repayments of $227,600,000 and $203,600,000, respectively, during the six months ended March 31, 2004. The maximum amount of borrowings outstanding at any month-end was $77,800,000. The Fund paid commitment fees of $4,049 and interest of $475,971 during the six months ended March 31, 2004.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         Not applicable to semiannual reports.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of March 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)